LIBERTY TAX-EXEMPT FUND

                                Semiannual Report
                                  May 31, 2002


[photo of man smiling]



                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY EDELIVERY.




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call us at 800-345-6611. To sign up for eDelivery, visit us online at
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


 PRESIDENT'S MESSAGE

[photo of Keith T. Banks]


Dear Shareholder:

The environment for the municipal bond market was shaped by economic events and investor uncertainties over the past six months. Although the Federal Reserve halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter suggested that the Fed could act early in 2002 to begin to raise short-term interest rates; however, they remained at a 40-year low throughout the period. Indications of more moderate economic growth in the second quarter raised the possibility that the Fed could delay action until later in the year.

The municipal bond market was one of the strongest bond market sectors for the six-month period. As cities and states face leaner times and tighter budgets, the volume of new municipal bonds increased somewhat. However, demand also increased as investors favored bonds over stocks, and that has helped support municipal bond returns.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Kimberly Campbell. For more information, contact your financial advisor or visit us online at libertyfunds.com. As always, we thank you for choosing Liberty Tax-Exempt Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds



PERFORMANCE HIGHLIGHTS

NET ASSET VALUE PER SHARE as of 5/31/02 ($)
         CLASS A                             13.09
         CLASS B                             13.09
         CLASS C                             13.09

DISTRIBUTIONS DECLARED PER SHARE
12/01/01-5/31/02 ($)
         CLASS A                              0.32
         CLASS B                              0.28
         CLASS C                              0.29

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

Not FDIC Insured
May Lose Value
No Bank Guarantee

PERFORMANCE INFORMATION

Value of a $10,000 investment
5/31/92 - 5/31/02

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES
5/31/92 - 5/31/02 ($)

                      without sales  with sales
                         charge        charge
--------------------------------------------------
 Class A                 17,459        16,630
--------------------------------------------------
 Class B                 16,221        16,221
--------------------------------------------------
 Class C                 16,958        16,958
--------------------------------------------------


[mountain chart data]

          Class A shares          Class A shares         Lehman Brothers
        without sales charge     with sales charge      Municipal Bond Index

5/92        $10,000.0             $9,525.0               $10,000.0
             10,154.0              9,672.0                10,168.0
             10,453.0              9,956.0                10,473.0
             10,343.0              9,851.0                10,371.0
             10,415.0              9,920.0                10,439.0
             10,281.0              9,792.0                10,337.0
             10,478.0              9,980.0                10,522.0
             10,574.0              10,071.0               10,629.0
             10,693.0              10,185.0               10,752.0
             11,010.0              10,487.0               11,141.0
             10,925.0              10,406.0               11,023.0
             11,022.0              10,498.0               11,135.0
             11,056.0              10,531.0               11,197.0
             11,216.0              10,684.0               11,384.0
             11,257.0              10,722.0               11,399.0
             11,460.0              10,915.0               11,636.0
             11,581.0              11,031.0               11,769.0
             11,597.0              11,046.0               11,791.0
             11,507.0              10,960.0               11,687.0
             11,710.0              11,154.0               11,934.0
             11,840.0              11,278.0               12,070.0
             11,554.0              11,005.0               11,757.0
             11,081.0              10,555.0               11,279.0
             11,111.0              10,583.0               11,375.0
             11,201.0              10,669.0               11,474.0
             11,130.0              10,601.0               11,404.0
             11,305.0              10,768.0               11,612.0
             11,345.0              10,806.0               11,653.0
             11,177.0              10,646.0               11,482.0
             10,939.0              10,419.0               11,277.0
             10,690.0              10,182.0               11,073.0
             10,974.0              10,453.0               11,317.0
             11,339.0              10,801.0               11,640.0
             11,707.0              11,151.0               11,979.0
             11,826.0              11,264.0               12,117.0
             11,830.0              11,268.0               12,131.0
             12,193.0              11,614.0               12,518.0
             11,998.0              11,428.0               12,409.0
             12,047.0              11,475.0               12,527.0
             12,178.0              11,600.0               12,686.0
             12,255.0              11,673.0               12,766.0
             12,479.0              11,886.0               12,951.0
             12,760.0              12,154.0               13,166.0
             12,913.0              12,300.0               13,293.0
             12,973.0              12,356.0               13,394.0
             12,835.0              12,225.0               13,303.0
             12,631.0              12,031.0               13,133.0
             12,575.0              11,978.0               13,096.0
             12,577.0              11,979.0               13,091.0
             12,694.0              12,091.0               13,233.0
             12,781.0              12,174.0               13,352.0
             12,779.0              12,172.0               13,350.0
             12,965.0              12,349.0               13,537.0
             13,104.0              12,482.0               13,689.0
             13,331.0              12,697.0               13,940.0
             13,259.0              12,629.0               13,881.0
             13,251.0              12,621.0               13,908.0
             13,382.0              12,746.0               14,036.0
             13,215.0              12,587.0               13,849.0
             13,307.0              12,675.0               13,965.0
             13,489.0              12,849.0               14,176.0
             13,631.0              12,984.0               14,328.0
             14,150.0              13,478.0               14,725.0
             13,927.0              13,265.0               14,586.0
             14,101.0              13,431.0               14,760.0
             14,194.0              13,520.0               14,855.0
             14,288.0              13,609.0               14,942.0
             14,535.0              13,844.0               15,160.0
             14,692.0              13,994.0               15,316.0
             14,671.0              13,974.0               15,321.0
             14,682.0              13,984.0               15,335.0
             14,586.0              13,893.0               15,266.0
             14,862.0              14,156.0               15,507.0
             14,936.0              14,227.0               15,568.0
             14,938.0              14,228.0               15,606.0
             15,239.0              14,515.0               15,848.0
             15,476.0              14,740.0               16,046.0
             15,412.0              14,680.0               16,046.0
             15,464.0              14,730.0               16,103.0
             15,506.0              14,770.0               16,143.0
             15,675.0              14,931.0               16,335.0
             15,580.0              14,840.0               16,263.0
             15,561.0              14,822.0               16,286.0
             15,615.0              14,874.0               16,327.0
             15,489.0              14,753.0               16,232.0
             15,232.0              14,508.0               15,998.0
             15,262.0              14,537.0               16,056.0
             15,071.0              14,356.0               15,927.0
             15,017.0              14,304.0               15,934.0
             14,768.0              14,066.0               15,762.0
             14,864.0              14,158.0               15,929.0
             14,742.0              14,042.0               15,809.0
             14,605.0              13,911.0               15,740.0
             14,786.0              14,084.0               15,922.0
             15,058.0              14,343.0               16,269.0
             14,957.0              14,247.0               16,173.0
             14,836.0              14,131.0               16,089.0
             15,217.0              14,495.0               16,516.0
             15,411.0              14,679.0               16,745.0
             15,677.0              14,933.0               17,003.0
             15,539.0              14,801.0               16,915.0
             15,699.0              14,954.0               17,099.0
             15,856.0              15,103.0               17,229.0
             16,338.0              15,562.0               17,654.0
             16,399.0              15,620.0               17,829.0
             16,528.0              15,743.0               17,886.0
             16,618.0              15,828.0               18,047.0
             16,215.0              15,445.0               17,852.0
             16,410.0              15,631.0               18,045.0
             16,571.0              15,784.0               18,166.0
             16,960.0              16,155.0               18,435.0
             17,325.0              16,502.0               18,739.0
             17,164.0              16,348.0               18,675.0
             17,466.0              16,636.0               18,898.0
             17,096.0              16,284.0               18,739.0
             16,866.0              16,065.0               18,561.0
             17,160.0              16,345.0               18,882.0
             17,414.0              16,587.0               19,109.0
             16,932.0              16,127.0               18,734.0
             17,335.0              16,511.0               19,099.0
5/02         17,459.0              16,630.0               19,216.0


The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Index performance is from 5/31/92.


Average annual total return as of 5/31/02 (%)

Share class                                                         A                   B                    C
Inception                                                        10/1/84             5/5/92               8/1/97
-------------------------------------------------------------------------------------------------------------------
                                                            without    with     without    with      without    with
                                                             sales     sales     sales     sales      sales     sales
                                                            charge    charge    charge    charge     charge    charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                                        2.20      -2.65      1.82     -3.16      1.90       0.90
-------------------------------------------------------------------------------------------------------------------
1-year                                                      6.47       1.41      5.68      0.68      5.84       4.84
-------------------------------------------------------------------------------------------------------------------
5- year                                                     5.30       4.28      4.52      4.19      4.69       4.69
-------------------------------------------------------------------------------------------------------------------
10-year                                                     5.73       5.22      4.96      4.96      5.42       5.42


Average annual total return as of 3/31/02 (%)

Share class                                                         A                   B                    C
-------------------------------------------------------------------------------------------------------------------
                                                            without    with     without    with      without    with
                                                             sales     sales     sales     sales      sales     sales
                                                            charge    charge    charge    charge     charge    charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                                       -1.36      -6.04     -1.73     -6.54     -1.65      -2.61
-------------------------------------------------------------------------------------------------------------------
1-year                                                      1.88      -2.96      1.14     -3.71      1.29       0.32
-------------------------------------------------------------------------------------------------------------------
5- year                                                     5.07       4.06      4.29      3.96      4.48       4.48
-------------------------------------------------------------------------------------------------------------------
10-year                                                     5.60       5.09      4.82      4.82      5.30       5.30

-------------------------------------------------------------------------------------------------------------------

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for class B shares and 1% for one year for class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception date. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and class C shares would have been higher.

ABOUT DURATION

Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise and we raise duration when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.

SEC YIELDS AS OF 5/31/02 (%)

Class A                                   5.07
Class B                                   4.55
Class C                                   4.71

THE 30-DAY SEC YIELD REFLECTS THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 4.56% FOR CLASS C SHARES.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 5/31/02 (%)

Class A                                   8.26
Class B                                   7.41
Class C                                   7.67

THE TAXABLE-EQUIVALENT SEC YIELD IS BASED ON THE MAXIMUM EFFECTIVE 38.6% FEDERAL INCOME TAX RATE. THIS TAX RATE DOES NOT REFLECT THE PHASEOUT OF EXEMPTIONS OR THE REDUCTION OF THE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.

PORTFOLIO MANAGER'S REPORT

For the six months ended May 31, 2002, the class A shares of Liberty Tax-Exempt Fund generated a total return of 2.20% (without a sales charge). The fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 2.56% for the same period. In a period that was marked by fluctuating yields, intermediate-term yields on AAA municipal bonds generally declined while long-term yields rose. That hurt the performance of long-term securities in the portfolio.

INTERMEDIATE-TERM MUNICIPALS
BEST RISK/REWARD SCENARIO

At the beginning of the period, we expected a slow to moderate economic recovery. However, economic growth and consumer spending were surprisingly strong in the first quarter. As a result, the Federal Reserve changed its policy stance on interest rates to "neutral," marking an end to its string of 11 short-term interest rate cuts.

Although inflation was relatively benign, the fixed-income markets began to react negatively to the stronger-than-expected economic growth. (With any economic recovery, there are risks to the fixed-income markets that interest rates could rise, and thus to the portfolio.) We decided to reduce our interest rate exposure and duration -- a measure of the fund's interest rate sensitivity (see sidebar).

Since we believe that intermediate-term securities offer the best potential for attractive returns in the current environment, we added securities in the 14- to 20-year maturity range, with premium coupons (coupons above current market rates), and good call protection or non-callable bonds. Callable bonds may be called, or paid off, years before maturity. We also selectively purchased some higher-yielding securities with good call protection during the period for diversification purposes and to add income to the fund. Finally, we targeted "essential service bonds," particularly water and sewer bonds, as well as bonds backed by dedicated revenue streams. Our analysis revealed that states might begin to suffer from shortfalls in tax revenues, and our goal was to insulate the fund from those pressures.

During the six months, we also sold securities with short effective maturities in order to reduce the fund's overweighted position in that area. Looking ahead, we believe that the potential for higher short-term interest rates presents a risk to securities at the short end of the curve.

ECONOMIC RECOVERY IN EARLY PHASE

We believe the economy is in the early phase of a recovery and that productivity should remain strong. Going forward, we will monitor the economic recovery for signs of inflationary pressures, although we believe, inflation should continue to be subdued. Given our outlook, we will continue to target purchases in the intermediate maturity range. In addition, we will assess the fund's positioning, particularly with regard to its duration.

/s/ Kimberly Campbell

Kimberly Campbell

The fund is managed by Kimberly Campbell. In addition to serving as portfolio manager of the fund, Kim has been chief trader for municipal investments of Colonial Management Associates, Inc. the fund's investment advisor, and Stein Roe & Farnham Incorporated, an affiliate of the advisor, since 1995.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the funds. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

MATURITY BREAKDOWN AS OF 5/31/02 (%)

[bar chart data]:

                                        As of                As of
                                      5/31/02             11/30/01
-----------------------------------------------------------------------
0-1 years                                 0.2                  0.1
1-5 years                                 1.2                  2.6
5-10 years                                7.9                  7.5
10-15 years                              29.7                 23.2
15-20 years                              24.0                 28.6
20-25 years                              20.0                 22.5
25+ years                                14.6                 14.8
Cash Equivalents                          2.4                  0.7

MATURITY BREAKDOWN IS CALCULATED AS A PERCENTAGE OF TOTAL INVESTMENTS, INCLUDING SHORT-TERM OBLIGATIONS, BASED ON EACH SECURITY'S EFFECTIVE MATURITY, WHICH REFLECTS PRE-REFUNDINGS, MANDATORY PUTS AND OTHER CONDITIONS THAT AFFECT A BOND'S MATURITY. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THAT THE FUND WILL CONTINUE TO MAINTAIN THIS MATURITY BREAKDOWN IN THE FUTURE.


QUALITY BREAKDOWN AS OF 5/31/02 (%)

[pie chart data]:

AAA: 59.0
AA: 10.2
A: 6.1
BBB: 5.4
BB: 0.9
B: 0.3
CCC: 0.3
Non-rated: 15.4
Cash Equivalents: 2.4

Quality breakdown is calculated as a percentage of total investments including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

INVESTMENT PORTFOLIO

May 31, 2002 (Unaudited)

MUNICIPAL BONDS - 96.4%             PAR        VALUE
-------------------------------------------------------------
EDUCATION - 4.2%
EDUCATION - 4.1%
CA State Educational Facilities
   Authority, Loyola Marymount
   University, Series 2001:
     (a) 10/01/17             $ 2,525,000 $   1,152,688
     (a) 10/01/20               1,000,000       371,150
FL Pinellas County Educational
   Facilities Authority,
   Barry University Project,
   Series 1998,
     5.375% 10/01/23            1,000,000       993,020
Il University of Illinois,
   Certificates of Participation,
   Utility Infrastructure,
   Series 2001 A:
     5.500% 08/15/17            1,000,000     1,055,330
     5.500% 08/15/18            2,000,000     2,098,480
MA State College Building
   Authority, Series 1999 A:
     (a) 05/01/19               7,710,000     3,251,230
     (a) 05/01/20               7,750,000     3,062,412
MA State Development Finance
   Agency, Boston University,
   Series 1999 P,
     5.450% 05/15/59            3,710,000     3,421,473
MA State Industrial Finance
   Agency:
   Tabor Academy,
   Series 1998,
     5.400% 12/01/28            1,535,000     1,466,585
   Tufts University,
   Series 1998 H,
     4.750% 02/15/28           13,250,000    12,237,567
MN State Higher Education
   Facilities Authority:
   College of Art & Design,
   Series 5-D,
     6.750% 05/01/26              500,000       531,245
   St. Johns University,
   Series 4-L,
     5.350% 10/01/17            1,000,000     1,016,320
MN University of Minnesota:
   Series 1996 A:
     5.750% 07/01/14              500,000       560,225
     5.750% 07/01/17            1,000,000     1,118,260
   Series 1999 A,
     5.500% 07/01/21            1,000,000     1,072,500



                                      PAR        VALUE
-------------------------------------------------------------
MN Victoria, Holy Family Catholic
   High School, Series 1999 A:
     5.850% 09/01/24          $ 2,250,000 $   2,176,875
     5.875% 09/01/29              300,000       288,375
NC East Carolina University,
   Series 1994,
     6.200% 11/01/15              475,000       528,072
NC University of North Carolina
   at Chapel Hill:
     (a) 08/01/13               2,000,000     1,178,880
     (a) 08/01/14               3,000,000     1,662,690
   Series 1997,
     (a) 08/01/20               1,000,000       377,840
NY State Dormitory Authority,
   New York University,
   Series 1998 A,
     5.750% 07/01/27           11,490,000    12,596,717
TX State Public Finance Authority,
   Southern University,
   Series 2002:
     5.500% 11/01/15            2,725,000     2,922,917
     5.500% 11/01/16            2,880,000     3,070,253
     5.500% 11/01/18            3,215,000     3,390,796
VA State College Building Authority,
   Virginia Educational Facilities,
   Washington & Lee University,
   Series 2001,
     5.375% 01/01/21            8,000,000     8,479,840
WV State University:
   Series 1998 A,
     5.250% 10/01/28           10,000,000    10,214,800
   Series 2000 A,
     (a) 04/01/16               3,300,000     1,630,959
-------------------------------------------------------------
                                             81,927,499

-------------------------------------------------------------
STUDENT LOAN - 0.1%
LA State Public Facility Authority,
   Series A,
     6.750% 09/01/06            1,545,000     1,586,236
NC State Education Assistance
   Authority, Series 1996 C,
     6.350% 07/01/16            1,000,000     1,046,540
-------------------------------------------------------------
                                              2,632,776
-------------------------------------------------------------
HEALTH CARE - 12.8%

CONGREGATE CARE RETIREMENT - 0.3%
FL Jacksonville Health Facilities Authority,
   National Benevolent Association,
   Series 2000 A,
     7.100% 03/01/30              250,000       256,720



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)         PAR          VALUE
-------------------------------------------------------------
HEALTH CARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)
FL Lee County Industrial
   Development Authority,
   Shell Point Village Project,
   Series 1999 A,
     5.750% 11/15/15          $   250,000  $    244,255
MN Columbia Heights,
   Crest View Corp.,
   Series 1998,
     6.000% 03/01/33              300,000       261,000
MN Golden Valley,
   Covenant Retirement
   Communities, Inc.,
   Series 1999 A,
     5.500% 12/01/29              500,000       476,870
NH State Higher Educational &
   Health Facilities Authority,
   Rivermead at Peterborough,
   Series 1998,
     5.500% 07/01/13            2,140,000     1,979,500
OR Clackamas County Hospital
   Facilities Authority,
   Willamette View,
   Series 1999 A,
     7.500% 11/01/29            2,750,000     2,925,312
-------------------------------------------------------------
                                              6,143,657
-------------------------------------------------------------
HEALTH SERVICES - 0.3%
MA State Development Finance
   Agency, Boston Biomedical
   Research Institute,
   Series 1999,
     5.650% 02/01/19            1,000,000       937,340
WI State Health & Educational
   Facilities Authority,
   Marshfield Clinic,
   Series 1999,
     6.250% 02/15/29            5,600,000     5,926,592
-------------------------------------------------------------
                                              6,863,932
-------------------------------------------------------------
HOSPITALS - 7.2%
AR Jefferson County Hospital,
   Regional Medical Center,
   Series 2001,
     5.850% 06/01/26            2,500,000     2,523,675
AZ State Health Facilities Authority,
   Catholic Healthcare West,
   Series 1999 A,
     6.625% 07/01/20            7,000,000     7,277,620
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare System:
   Series 1996 A,
     6.250% 10/01/16              880,000     1,025,042



                                        PAR        VALUE
-------------------------------------------------------------
   Series 1999,
     6.000% 10/01/26          $ 7,050,000  $  7,190,577
   Series 2002,
     5.750% 12/01/32(b)         1,650,000     1,642,938
FL Tampa, H. Lee Moffitt
   Cancer Center, Series 1999 A,
     5.750% 07/01/29            1,000,000       998,580
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22            2,600,000     2,596,698
GA Forsyth County Hospital
   Authority, Georgia Baptist
   Healthcare System,
   Series 1998,
     6.000% 10/01/08            1,000,000     1,002,500
IL State Development Finance
   Authority, Adventist Health System,
   Series 1999,
     5.500% 11/15/20            9,000,000     8,618,670
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999,
     5.625% 08/15/29            9,440,000     9,252,333
MA State Health & Educational
   Facilities Authority,
   South Shore Hospital,
   Series 1999 F,
     5.750% 07/01/29           10,500,000    10,399,830
MD State Health & Educational
   Facilities Authority, University
   of Maryland Medical System,
     6.750% 07/01/30            2,000,000     2,157,860
MI Chippewa County Hospital
   Finance Authority, County
   War Memorial Hospital,
   Series B,
     5.625% 11/01/14              500,000       474,620
MI Dickinson County,
   Series 1999:
     5.700% 11/01/18            1,800,000     1,690,380
     5.800% 11/01/24            3,170,000     2,909,775
MI State Hospital Finance Authority:
   Crittenton Hospital,
   Series 1992 A,
     6.700% 03/01/07              750,000       773,453
   Detroit Medical Center,
   Series 1988 A,
     8.125% 08/15/12               20,000        20,026
MN Monticello-Big Lake Community
   Hospital District,
     5.750% 12/01/19            2,000,000     2,056,360



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)             PAR          VALUE
-------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
MN Princeton, Fairview Hospital,
   Series 1991 C,
     6.250% 01/01/21         $    290,000   $   296,740
MN Red Wing, River Region Group,
   Series 1993 A:
     6.400% 09/01/12              200,000       214,626
     6.500% 09/01/22              300,000       322,308
MN Rochester, Mayo Medical Center,
   Series 1992 I,
     5.900% 11/15/09              500,000       562,080
MN St. Paul Housing &
   Redevelopment Authority:
   Healtheast, Inc.,
   Series 1993 B,
     6.625% 11/01/17              620,000       520,800
   Healtheast Project,
   Series 1997 A,
     5.500% 11/01/09              250,000       210,938
MN State Agricultural & Economic
   Development Board,
   St. Mary's Medical Center,
   Series 1999 A,
     4.750% 02/15/16              900,000       890,118
MN Waconia, Ridgeview
   Medical Center,
   Series 1999 A,
     6.125% 01/01/29            1,000,000     1,050,280
MS Medical Center Building Corp.,
   University of Mississippi
   Medical Center, Series 1998,
     5.500% 12/01/23            9,550,000    10,071,048
MT State Health Facility Authority,
   Hospital Facilities, Series 1994,
     8.880% 02/25/25            6,000,000     5,988,000
NC State Medical Care Commission:
   Gaston Health Care,
   Series 1998:
     5.000% 02/15/19              750,000       724,395
     5.000% 02/15/29            3,785,000     3,541,473
   Stanley Memorial Hospital,
   Series 1999,
     6.375% 10/01/29              500,000       527,110
   Wilson Memorial Hospital,
   Series 1997,
     (a) 11/01/14               1,380,000       749,243



                                      PAR        VALUE
-------------------------------------------------------------
NH State Higher Educational
   & Health, Series 1998,
     5.800% 05/01/18         $  1,470,000  $  1,179,675
NV Henderson, Catholic
   Healthcare West,
   Series 1999 A,
     6.750% 07/01/20            3,200,000     3,357,984
OH Belmont County,
   East Ohio Regional Hospital,
   Series 1998,
     5.700% 01/01/13            1,825,000     1,624,250
OH Highland County Joint
   Township Hospital District,
   Series 1999,
     6.750% 12/01/29            1,465,000     1,345,969
OR Benton County Hospital
   Facilities Authority, Samaritan
   Health Services, Series 1998,
     5.125% 10/01/28              500,000       467,455
TX Bexar County Health Facilities
   Development Corp.,
   Baptist Health System,
     6.000% 11/15/12            1,065,000     1,204,643
TX Harris County Health Facilities
   Development Authority,
   Series 1999,
     8.480% 07/01/19            9,000,000     8,949,240
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
     5.700% 02/15/28            2,500,000     1,950,325
TX Richardson Hospital Authority,
   Baylor Richardson
   Medical Center,
   Series 1998,
     5.625% 12/01/28            2,000,000     1,908,740
VA Fairfax County Industrial
   Development Authority,
   Inova Health System,
   Series 1993 A,
     5.000% 08/15/23           14,130,000    13,911,126
VA Henrico County Industrial
   Development Authority,
   Bon Secours Health,
     6.000% 08/15/16            5,000,000     5,695,650
WI State Health & Educational
   Facilities Authority,
   Wheaton Franciscan Services,
   Series 2002,
     5.750% 08/15/30            4,000,000     3,994,040



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
WV State Hospital Finance
   Authority, Series 2000 A,
     6.750% 09/01/30          $10,950,000  $ 11,693,396
-------------------------------------------------------------
                                            145,562,589
-------------------------------------------------------------
INTERMEDIATE CARE FACILITIES - 0.6%
IL State Development Finance
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34            2,410,000     2,108,750
IN State Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34           10,000,000     8,750,000
PA State Economic Development
   Financing Authority, Northwestern

   Human Services, Inc.,
   Series 1998 A,
     5.250% 06/01/14            2,000,000     1,664,260
-------------------------------------------------------------
                                             12,523,010
-------------------------------------------------------------
NURSING HOMES - 4.4%
CA San Diego Industrial
   Development,
     8.750% 12/01/16            4,900,000     4,612,125
CO State Health Facilities Authority,
   American Housing Foundation Inc.,
   Series 1990 A,
     10.250% 12/01/20(c)        2,500,000       925,000
DE State Economic Development
   Authority, Churchman
   Village Project, Series A,
     10.000% 03/01/21           6,675,000     7,375,875
DE Sussex County, Healthcare
   Facility, Delaware Health Corp.,
   Series 1994 A,
     7.600% 01/01/24           13,865,000    12,426,506
FL Collier County Industrial
   Development Authority,
   Beverly Enterprises, Inc.,
   Series 1991,
     10.750% 03/01/03             530,000       542,884
IA Marion, Kentucky Iowa Corp. Project,
   Series 1990,
     10.250% 01/01/20             905,000       543,000
IA State Finance Authority,
   Care Initiatives,
   Series 1998 B:
     5.500% 07/01/08            1,130,000     1,093,275
     5.750% 07/01/28            4,500,000     3,864,375



                                      PAR        VALUE
-------------------------------------------------------------
IN Gary Industrial Economic
   Development, West Side
   Health Care Center,
   Series 1987 A,
     11.500% 10/01/17         $ 1,805,000 $   1,821,209
IN State Health Facilities
   Financing Authority, Metro
   Health Indiana, Inc.,
   Series 1998,
     6.400% 12/01/33            5,600,000     2,240,000
MA State Development Finance
   Agency, Woodlawn Manor, Inc.:
   Jr. B,
     10.250% 07/01/27             525,000       498,750
   Sr. A,
     7.750% 01/01/28            2,505,000     2,238,844
MA State Industrial Finance Agency,
   GF/Massachusetts Inc.,
   Series 1994,
     8.300% 07/01/23           12,040,000    12,325,950
MI Cheboygan County Economic
   Development Corp., Metro
   Health Foundation Project,
   Series 1993,
     10.000% 11/01/22(c)          600,000       204,000
MN Carlton, Inter-Faith Social
   Services, Inc., Series 2000,
     7.750% 04/01/29              200,000       205,750
MN Sartell, Foundation for Healthcare,
   Series 1999 A,
     6.500% 09/01/16            1,500,000     1,391,250
OH Ashtabula County
   First Mortgage, Village Square
   Nursing Center, Inc.,
   Series 1985,
     12.000% 12/01/15(c)        1,160,000       464,000
OH Montgomery County,
   Grafton Oaks Limited Partners,
   Series 1986,
     9.750% 12/01/16              680,000       664,700
PA Cambria County Industrial
   Development Authority,
   Beverly Enterprises,
     10.000% 06/18/12           1,300,000     1,563,250
PA Chester County Industrial
   Development, Pennsylvania
   Nursing Home, Inc.,
   Series 2002,
     8.500% 05/01/32            6,560,000     6,512,899



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
PA Delaware County Authority,
   Main Line and Haverford
   Nursing, Series 1992,
     9.000% 08/01/22          $ 8,940,000 $   7,777,800
PA Lackawanna County Industrial
   Authority, Greenridge
   Nursing Center,
     10.500% 12/01/10           1,495,000     1,524,437
PA Luzerna County Industrial
   Development Authority,
   Millville Nursing Center,
     10.500% 12/01/12           3,165,000     3,204,594
PA Washington County Industrial
   Development Authority,
   Central States, Series 1989,
     10.250% 11/01/19           3,205,000     1,602,500
TN Metropolitan Government,
   Nashville & Davidson Counties
   Health & Education Facilities,
   Central States, Series 1989,
     10.250% 11/01/19             735,000       367,500
TX Whitehouse Health Facilities
   Development Corp., Oak Brook
   Health Care Center,
   Series 1989,
     10.000% 12/01/19           1,660,000     1,683,638
WA Kitsap County Housing
   Authority, Martha & Mary
   Nursing Home,
     7.100% 02/20/36           10,000,000    11,361,500
-------------------------------------------------------------
                                             89,035,611

-------------------------------------------------------------
HOUSING - 9.0%
ASSISTED LIVING/SENIOR - 1.2%
DE Kent County,
   Heritage at Dover,
   Series 1999,
     7.625% 01/01/30            1,730,000     1,537,537
IL State Development Finance
   Authority, Care Institute, Inc.,
     8.250% 06/01/25            9,710,000     9,794,962
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23(c)(d)      3,275,000     2,280,219



                                      PAR         VALUE
-------------------------------------------------------------
NC State Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
     7.625% 11/01/29          $ 2,200,000 $   2,211,000
TX Bell County Health Facilities
   Development Corp.,
   Care Institutions, Inc.,
     9.000% 11/01/24            7,415,000     7,711,600
-------------------------------------------------------------
                                             23,535,318
-------------------------------------------------------------
MULTI-FAMILY - 4.9%
AZ Mohave County Industrial
   Development Authority,
   Multifamily, Kingman
   Station Apartments,
     8.125% 10/01/26            2,690,000     2,804,809
AZ Phoenix Industrial Development
   Authority, Chris Ridge Village
   Project, Series 1992:
     6.750% 11/01/12              650,000       659,880
     6.800% 11/01/25            4,250,000     4,315,620
CO State Health Facilities Authority,
   Birchwood Manor, Series 1991 A,
     7.625% 04/01/26            1,835,000     1,838,009
DE Quaker Hill Housing Corp.,
   Multifamily Housing, Quaker
   Hill Apartments, Series 1990 A,
     7.550% 08/01/21            6,225,000     6,385,232
FL Broward County Housing
   Finance Authority:
   Chaves Lake Apartment Project,
   Series 2000,
     7.500% 07/01/40            6,425,000     6,529,406
   Cross Keys Apartments,
   Series 1998 A,
     5.750% 10/01/28              995,000       985,587
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40            3,250,000     3,302,812
FL Orange County Housing
   Finance Authority, Palms at
   Brentwood Apartments,
   Series 1998 K,
     6.500% 12/01/34            8,175,000     7,418,813
FL State Housing Finance Corp.,
   Sunset Place Apartments,
   Series 1999 K-1,
     6.000% 10/01/19              150,000       156,183



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
IL Carbondale, Mill Street Apartments,
   Series 1979,
     7.375% 09/01/20         $    753,864  $    764,999
IL Charleston Non-Profit Corp.,
   Cougills Manor Project,
     6.875% 07/01/20            1,571,515     1,587,230
LA Jefferson Housing Development
   Corp., Multiple Family,
   Concordia Project, Series A,
     7.700% 08/01/22            2,570,000     2,614,281
LA New Orleans Housing
   Development Corp., Multifamily
   Housing Mortgage, Southwood Patio,
   Series 1990 A,
     7.700% 02/01/22            2,375,000     2,410,197
MN Dakota County Housing &
   Redevelopment Authority,
   Series 1999:
     6.000% 11/01/09              155,000       152,675
     6.250% 05/01/29            5,180,000     4,739,700
MN Grand Housing &
   Redevelopment Authority,
   Lakeshore Forest
   Park Apartments,
   Series 1999 B,
     5.700% 10/01/29              500,000       445,630
MN Lakeville, Southfork
   Apartment Project,
   Series 1989 A,
     9.875% 02/01/20              200,000       200,496
MN Minneapolis,
   Riverplace Project,
   Series 1987 A,
     7.100% 01/01/20              190,000       190,127
MN Robbinsdale Economic
   Development Authority,
   Series 1999 A,
     6.875% 01/01/26              250,000       232,188
MN Southeastern Multi-County
   Housing & Redevelopment
   Authority, Goodhue
   Apartment Project,
   Series 1999 A,
     6.750% 01/01/31              250,000       231,250
MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen,
   Series 1992,
     9.250% 06/01/22            1,995,000     2,064,825



                                      PAR         VALUE
-------------------------------------------------------------
MN White Bear Lake,
   Birch Lake Townhomes Project:
   Series 1989 A,
     9.750% 07/15/19          $ 2,385,000  $  2,426,738
   Series 1989 B,
     (a) 07/15/19(e)              273,000       120,574
MO St. Louis Area Housing Finance
   Corp., Wellington Arms III,
   Series 1979,
     7.500% 01/01/21            1,841,234     1,844,622
NC Eastern Carolina Regional
   Housing Authority, New River
   Apartments-Jacksonville,
   Series 1994,
     8.250% 09/01/14            2,575,000     2,594,312
NC Raleigh Housing Authority,
   Cedar Point Apartments,
   Series 1999 A:
     5.875% 11/01/24              200,000       135,500
     5.875% 05/01/30            5,365,000     3,514,075
NC State Housing Finance Agency,
   Series F,
     6.600% 07/01/17            1,340,000     1,392,233
NE Omaha Housing Development
   Corp., Mortgage Notes, North
   Omaha Homes,
     7.375% 03/01/21            1,242,758     1,256,739
NY Nyack Housing Assistance
   Corp., Nyack Plaza Apartments,
     7.375% 06/01/21            2,230,929     2,236,194
Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993 A,
     8.750% 12/01/16           16,976,414    17,059,938
TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
     8.750% 04/01/27            3,365,000     3,533,250
TN Knoxville Community
   Development Corp., Multiple
   Family Housing, Maple Oak
   Apartment Project,
   Series 1992,
     6.375% 10/15/08            2,510,000     2,505,884
TX Galveston Health Facilities
   Center, Driftwood Apartments,
     8.000% 08/01/23            1,850,000     1,910,125
VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments:
   Series 1990 A,
     10.000% 01/01/21             760,000       666,900
   Series 1990 B,
     (a) 01/01/21(d)              885,000     1,058,405



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
VA Fairfax County Redevelopment
   & Housing Authority,
   Mt. Vernon Apartments,
   Series 1995 A,
     6.625% 09/20/20          $ 1,500,000  $  1,581,915
VA Norfolk Redevelopment
   & Housing Authority, Multifamily
   Housing, Dockside,
   Series 1991 A:
     7.300% 12/01/16            1,315,000     1,348,914
     7.375% 12/01/28            1,940,000     1,990,382
WA Washington Housing
   Development Corp., Parkview
   Apartments Project,
     7.500% 04/01/21            1,512,857     1,549,740
WY Rock Springs Housing Finance
   Corp., Bicentennial Association II,
     7.500% 05/01/20            1,019,565     1,035,327
-------------------------------------------------------------
                                             99,791,716
-------------------------------------------------------------
SINGLE FAMILY - 2.9%
CA State Housing Finance Authority,
   Series 1984 B,
     (a) 08/01/16                 325,000        67,184
CO El Paso County Home Mortgage:
   Series 1987 C,
     8.300% 09/20/18              264,835       285,547
   Series 1987 D,
     8.150% 09/20/14               48,745        52,185
   Series 1988 A,
     8.375% 03/25/19              517,485       564,887
CO State Housing Finance Authority,
   Single Family Housing:
   Series 1996 B-1,
     7.650% 11/01/26              790,000       838,704
   Series 1997 A-2,
     7.250% 05/01/27            1,475,000     1,567,571
   Series 1999 B-2,
     6.800% 04/01/30            2,515,000     2,723,996
   Series 1999 C-2,
     7.050% 04/01/31            5,915,000     6,510,877
FL Brevard County,
   Housing Finance Authority,
   Single Family Mortgage,
   Series 1985,
     (a) 04/01/17                 870,000       194,845
FL Broward County Housing
   Finance Authority,
   Series 1995,
     6.700% 02/01/28            1,220,000     1,269,251



                                      PAR         VALUE
-------------------------------------------------------------
FL Lee County Housing Finance
   Authority:
   Series 1996 A-1,
     7.350% 03/01/27         $  3,080,000 $   3,349,685
   Series 1998 A-2,
     6.300% 03/01/29              970,000     1,038,977
FL Manatee County Housing
   Finance Authority,
   Series 1996 1,
     7.450% 05/01/27            1,130,000     1,228,593
FL Orange County Housing Finance
   Authority, Series 1999 A-1,
     6.250% 09/01/28              285,000       299,962
IA Finance Authority Single Family,
   Series 1992 B,
     6.950% 07/01/24            6,385,000     6,533,387
IL Chicago, Single Family Mortgage:
   Series 1996 B,
     7.625% 09/01/27            1,245,000     1,357,399
   Series 1997 A,
     7.250% 09/01/28            1,470,000     1,555,672
   Series 2000 A,
     7.150% 09/01/31            1,450,000     1,620,911
MA State Housing Finance Agency,
   Series 21,
     7.125% 06/01/25            4,860,000     4,942,912
MN Chicago & Stearns Counties,
   Series 1994 B,
     7.050% 09/01/27              650,000       677,534
MN Dakota County Housing &
   Redevelopment Authority,
   Series 1986,
     7.200% 12/01/09               30,000        30,169
MN Washington County Housing &
   Redevelopment Authority,
   City of Cottage Grove,
   Series 1986,
     7.600% 12/01/11               20,000        20,090
MO State Housing Development
   Commission, Homeownership
   Loan Program:
   Series 1996 A,
     7.200% 09/01/26            3,715,000     3,918,396
   Series 1996 B,
     7.550% 09/01/27            3,380,000     3,581,820
   Series 1997 C-1,
     6.550% 09/01/28              820,000       882,943
   Series C:
     6.900% 07/01/18              385,000       393,112
     7.250% 09/01/26            2,230,000     2,399,034



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
HOUSING (CONTINUED)
SINGLE FAMILY (CONTINUED)
NC State Housing Finance Agency:
   Series 1994 W,
     6.450% 09/01/14          $   320,000 $     328,509
   Series 1996 KK,
     5.500% 03/01/09              285,000       291,393
   Series 1998,
     5.250% 03/01/17              490,000       492,127
NH State Housing Finance Authority,
   Single Family Resources Mortgage,
   Series 1989 B,
     7.700% 07/01/29              760,000       760,912
NM State Mortgage Finance Authority,
   Series 1999 D-2,
     6.750% 09/01/29            4,275,000     4,718,916
OH State Housing Finance Agency,
   Series 1999 B-1,
     6.800% 09/01/16              790,000       845,505
OR State Department of Housing &
   Community Services:
   Series 1997 E,
     5.150% 07/01/13              290,000       299,715
   Series 1998 A,
     5.150% 07/01/15              100,000       102,507
PR Commonwealth of Puerto Rico
   Infrastructure Financing Authority,
   Series 1997 A,
     5.000% 07/01/13              500,000       523,415
TX Bexar County Housing Finance
   Corp., GNMA Collateralized
   Mortgage, Series 1989 A,
     8.200% 04/01/22            1,605,000     1,607,504
TX State Housing Agency Mortgage,
   Single Family, Series A,
     7.150% 09/01/12              105,000       107,243
UT State Housing Finance Agency,
   Single Family Mortgage:
   Senior Issue A-1,
     6.900% 07/01/12              195,000       199,690
   Senior Issue B-2,
     7.000% 07/01/16               80,000        81,367
   Senior Issue D-2,
     7.250% 07/01/11               50,000        51,095
   Series 1990 C2,
     7.950% 07/01/10               15,000        15,039
   Series E-1,
     6.950% 07/01/11              330,000       334,148
-------------------------------------------------------------
                                             58,664,728
-------------------------------------------------------------



                                      PAR         VALUE
-------------------------------------------------------------
INDUSTRIAL - 3.2%
CHEMICALS - 0.2%
IL Southwestern Illinois Development
   Authority, Sewer Facilities, Monsanto
   Company, Series 1991,
     7.300% 07/15/15          $ 3,000,000 $   3,263,820
-------------------------------------------------------------
FOOD PRODUCTS - 0.6%
FL Hendry County Industrial
   Development Authority,
   Savannah Foods & Industries,
   Series 1992,
     6.400% 03/01/17            1,500,000     1,050,000
GA Cartersville Development
   Authority, Anheuser Busch Cos., Inc.,
   Series 2002,
     5.950% 02/01/32            3,000,000     3,035,100
MI State Strategic Fund,
   Michigan Sugar Co.:
   Carollton Project:
   Series 1998 B,
     6.450% 11/01/25            2,800,000     1,960,000
   Series 1998 C,
     6.550% 11/01/25            3,450,000     2,415,000
   Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15            2,250,000     1,575,000
MN Duluth Seaway Port Authority,
   Cargill Inc., Series 1993 A,
     5.750% 12/01/16            1,500,000     1,546,380
-------------------------------------------------------------
                                             11,581,480
-------------------------------------------------------------
FOREST PRODUCTS - 0.4%
IA Cedar Rapids,
   Weyerhaeuser Company Project,
     9.000% 08/01/14            1,000,000     1,232,720
LA De Soto Parish,
   International Paper Company,
   Series A,
     7.700% 11/01/18            1,250,000     1,343,450
MN International Falls,
   Boise Cascade Corp.,
   Series 1999,
     6.850% 12/01/29            5,425,000     5,552,216
-------------------------------------------------------------
                                              8,128,386
-------------------------------------------------------------
MANUFACTURING - 0.8%
CT State Development Authority,
   Pfizer, Inc., Project,
   Series 1994,
     7.000% 07/01/25            3,000,000     3,316,230



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
INDUSTRIAL (CONTINUED)
MANUFACTURING (CONTINUED)
IL Will-Kankakee Regional
   Development Authority,
   Flanders Corp./Precisionaire
   Project, Series 1997,
     6.500% 12/15/17          $ 2,655,000 $   2,485,744
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32            6,500,000     6,528,080
MN Alexandria Industrial
   Development Revenue Bonds,
   Seluemed Ltd. LLP Project,
     5.850% 03/01/18              830,000       836,225
MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16             520,000       560,950
MO State Development Finance
   Board, Procter & Gamble Co.,
   Series 1999,
     5.200% 03/15/29            3,000,000     2,940,270
-------------------------------------------------------------
                                             16,667,499
-------------------------------------------------------------
METALS & MINING - 0.1%
NV State Department of Business
   & Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
     8.000% 09/01/14(f)         1,350,000       945,000
PA Bucks County Industrial
   Development, Jorgensen Steel,
     9.000% 06/01/05            1,500,000     1,518,300
-------------------------------------------------------------
                                              2,463,300
-------------------------------------------------------------
OIL & GAS - 1.1%
PA State Economic Development
   Financing Authority,
   Sun Co., Inc.,
   Series 1994 A,
     7.600% 12/01/24           21,500,000    22,966,300
-------------------------------------------------------------
OTHER - 11.3%
OTHER - 0.3%
AL Sewer & Utility,
     (a) 05/15/06(g)               88,800           888
MD Baltimore, Park Charles Project,
   Series 1986,
     8.000% 01/01/15            1,174,903     1,188,778



                                      PAR         VALUE
-------------------------------------------------------------
SC Tobacco Settlement Revenue
   Management Authority,
   Series 2001 B,
     6.375% 05/15/28          $ 3,800,000 $   3,805,396
-------------------------------------------------------------
                                              4,995,062
-------------------------------------------------------------
POOL/BOND BANK - 0.2%
FL State Municipal Loan Council,
   Series 2000 A,
     (a) 04/01/21               1,000,000       365,920
IN Indianapolis Local Public
   Improvement Bond Bank,
   Series 1999 E,
     (a) 02/01/24              13,900,000     4,113,010
MI Municipal Bond Authority,
   Local Government Loan Program,
   Series 1992 D,
     6.650% 05/01/12              125,000       127,704
-------------------------------------------------------------
                                              4,606,634
-------------------------------------------------------------
REFUNDED/ESCROWED (H) - 10.8%
AK Anchorage, Ice Rink Revenue,
   Series 1998,
     6.250% 01/01/12            2,020,000     2,237,150
AK State Housing Financing Corp.,
   Series 1992 A,
     6.600% 12/01/23           11,750,000    12,049,507
AZ Maricopa County Industrial
   Development Authority:
   Advantage Point,
   Series 1996 A,
     6.625% 07/01/26            2,750,000     3,125,375
   Single Family, Series 1984,
     (a) 02/01/16               4,500,000     2,276,145
AZ Pima County Industrial
   Development Authority,
     8.200% 09/01/21           12,370,000    16,599,674
CA Palmdale Community
   Redevelopment Agency:
   Series 1986 A,
     8.000% 03/01/16            3,000,000     3,994,710
   Series D,
     8.000% 04/01/16            7,000,000     9,331,140
CA Perris Community Facilities
   District, Series 2-90,
     8.750% 10/01/21            6,165,000     9,028,211
CA Pomona, Series A,
     7.600% 05/01/23           10,000,000    12,790,100
CA Riverside County,
     8.300% 11/01/12           10,000,000    13,310,700
CO Mesa County,
     (a) 12/01/11               5,905,000     3,858,386




See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE

-------------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (H) (CONTINUED)
DE State Economic Development
   Authority, Riverside Hospital,
   Series 1992 A,
     9.500% 01/01/22          $ 1,070,000  $  1,226,915
FL Orange County Health
   Facilities Authority, Orlando
   Regional Healthcare System,
   Series 1996 A,
     6.250% 10/01/16            2,120,000     2,498,738
FL Seminole County,
   Series 1992,
     6.000% 10/01/19            1,030,000     1,176,878
FL State Mid-Bay Bridge Authority,
   Series A,
     6.875% 10/01/22            2,000,000     2,477,500
FL Tampa Bay Water Utility System,
     9.520% 10/01/23              500,000       630,970
IL Health Facility Authority,
   United Medical Center,
   Series 1991,
     8.375% 07/01/12            1,500,000     1,605,900
IN St. Joseph County Hospital
   Authority, South Bend
   Memorial Hospital,
     9.400% 06/01/10            2,325,000     2,831,153
KY Trimble County,
   Louisville Gas & Electric Co.,
   Series 1990 B,
     6.550% 11/01/20              130,000       134,355
MA State Health & Educational
   Facilities Authority,
   Corporation for Independent
   Living,
     8.100% 07/01/18            1,185,000     1,288,889
MA State Industrial Finance Agency,
   Belmont Home Care,
   Series 1995 A,
     9.270% 01/01/25            9,990,000    11,864,424
MA State Turnpike Authority,
   Series 1993 A:
     5.000% 01/01/20           12,665,000    12,872,453
     5.125% 01/01/23            3,600,000     3,666,564
MI Battle Creek,
     7.650% 05/01/22              750,000       838,905
MI Detroit Downtown Development
   Authority, Area No. 1 Projects:
   Series 1996 C,
     6.200% 07/01/17            1,000,000     1,136,890



                                      PAR         VALUE
-------------------------------------------------------------
   Series 1996 D,
     6.500% 07/01/10            $ 700,000   $   803,824
MI Dickinson County,
   Memorial Hospital System,
   Series 1994,
     8.125% 11/01/24              550,000       632,500
MI Kalamazoo Hospital Finance
   Authority:
   Borgess Medical Center,
   Series 1994 A,
     6.250% 06/01/14            1,000,000     1,166,980
   Bronson Methodist Hospital,
   Series 1992 A,
     6.250% 05/15/12            1,500,000     1,591,395
MN Burnsville, Fairview
   Community Hospital,
   Series 1982 A,
     (a) 05/01/12               2,145,000     1,162,912
MN Dakota & Washington Counties
   Housing & Redevelopment
   Authority, Series 1988,
     8.150% 09/01/16              235,000       315,290
MN Metropolitan Council,
   Hubert H. Humphrey Metrodome,
   Series 1992,
     6.000% 10/01/09              300,000       310,278
MN Mille Lacs Capital Improvement
   Authority, Mille Lacs Band
   of Chippewa, Series 1992 A,
     9.250% 11/01/12            1,150,000     1,217,344
MN Moorhead,
     7.100% 08/01/11               20,000        23,114
MN Western Minnesota Municipal
   Power Agency, Series 1983 A,
     9.750% 01/01/16            1,000,000     1,495,430
NC Cumberland County,
   Civic Center Project,
   Series 1995 A,
     6.400% 12/01/24            1,000,000     1,119,460
NC Eastern Municipal Power
   Agency:
   Series 1987 A,
     4.500% 01/01/24            1,750,000     1,641,465
   Series 1991 A:
     5.000% 01/01/21            8,735,000     8,829,775
     6.500% 01/01/18            1,500,000     1,795,860
NC Lincoln County,
   Lincoln County Hospital,
     9.000% 05/01/07              450,000       523,125



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (H) (CONTINUED)
NC State Medical Care Commission,
   Annie Penn Memorial Hospital,
   Series 1998,
     5.375% 01/01/22         $    500,000   $   531,765
NC Wake County,
   Series 1993,
     5.125% 10/01/13              500,000       537,135
OK Oklahoma City Industrial
   & Cultural Facilities Trust,
   Hillcrest Health Center,
     6.400% 08/01/14            4,320,000     4,984,978
OR Saint Charles Memorial
   Hospital, Inc., Saint
   Charles Hospital,
   Series 1973 A,
     6.750% 01/01/06              128,000       138,168
PA Convention Center Authority,
   Series 1989 A,
     6.000% 09/01/19           12,700,000    14,505,305
PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993 A,
     8.250% 05/01/23            1,345,000     1,447,085
PA Westmoreland County Municipal
   Authority, Special Obligation,
   Series 1995 A,
     (a) 08/15/23              12,060,000     3,816,508
SC Piedmont Municipal Power
   Agency:
   Series 1988,
     (a) 01/01/13              18,585,000    10,651,249
   Series 1993,
     5.375% 01/01/25            3,960,000     4,126,597
TN Shelby County, Health, Education
   & Housing Facilities Board, Open
   Arms Development Center:
   Series 1992 A,
     9.750% 08/01/19            3,905,000     4,978,875
   Series 1992 C,
     9.750% 08/01/19            3,895,000     4,966,125
TX State Research Laboratory,
   Commission Finance Authority,
   Superconducting Super Collider,
   Series 1991,
     6.950% 12/01/12           10,000,000    11,844,900
VI Virgin Islands Public Finance
   Authority, Series 1992 A,
     7.000% 10/01/02              125,000       127,269
-------------------------------------------------------------
                                            218,136,343
-------------------------------------------------------------


                                      PAR        VALUE
-------------------------------------------------------------
OTHER REVENUE - 1.1%
RECREATION - 0.9%
CO Metropolitan Football
   Stadium District,
   Series 1999 A,
     (a) 01/01/11            $  3,650,000 $   2,464,151
FL Capital Trust Agency, Seminole
   Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33           7,500,000     7,481,250
IA State, Series 2001,
     5.500% 02/15/18            5,920,000     6,413,965
OR State Department of
   Administrative Services,
   State Parks Project,
   Series 1998 A,
     4.750% 04/01/13              665,000       683,347
-------------------------------------------------------------
                                             17,042,713
-------------------------------------------------------------
RETAIL - 0.2%
NJ State Economic Development
   Authority, Glimcher Properties
   L.P. Project,
     6.000% 11/01/28            3,400,000     3,319,250
PA Philadelphia Authority for
   Industrial Development,
   Hechinger Company,
   Series 1983,
     11.375% 12/01/04(c)        2,850,000     1,311,000
-------------------------------------------------------------
                                              4,630,250
-------------------------------------------------------------
RESOURCE RECOVERY - 0.3%
DISPOSAL - 0.1%
IL Development Finance Authority,
   Waste Management, Inc.,
   Series 1997,
     5.050% 01/01/10            2,500,000     2,386,875
MI State Strategic Fund,
   United Waste Systems, Inc.,
   Series 1995,
     5.200% 04/01/10              500,000       484,495
-------------------------------------------------------------
                                              2,871,370
-------------------------------------------------------------
RESOURCE RECOVERY - 0.2%
FL Palm Beach County Solid
   Waste Authority,
   Series 1998 A,
     (a) 10/01/12               2,000,000     1,247,540
MA State Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.400% 12/01/11            3,300,000     2,765,664
-------------------------------------------------------------
                                              4,013,204
-------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED) PAR    VALUE
-------------------------------------------------------------
TAX-BACKED - 32.4%
LOCAL APPROPRIATED - 4.3%
FL Hillsborough County
   School Board,
   Series 1998 A,
     5.500% 07/01/16          $ 1,060,000  $  1,155,739
FL Orange County School Board,
   Series 2002 A,
     5.250% 08/01/15            6,500,000     6,912,035
IL Chicago Board of Education,
   General Obligation Lease
   Certificates, Series 1992 A:
     6.000% 01/01/20            8,000,000     9,008,560
     6.250% 01/01/15            8,400,000     9,721,236
IN Beech Grove School
   Building Corp.,
     6.250% 07/05/16            2,265,000     2,633,946
IN Crown Point School
   Building Corp.,
   Series 2000:
     (a) 01/15/18(i)            6,300,000     2,747,619
     (a) 01/15/19               6,500,000     2,659,150
MN Hibbing Economic
   Development Authority,
     6.400% 02/01/12              500,000       508,125
MO St. Louis Industrial
   Development Authority,
   St. Louis Convention Center,
   Series 2000,
     (a) 07/15/18               3,900,000     1,709,955
NC Chapel Hill,
   Parking Facilities,
   Series 1994,
     6.450% 12/01/23              500,000       518,680
NC Durham County,
   Hospital & Office Facilities,
   Series 1994,
     6.000% 05/01/14            1,000,000     1,107,320
NC Harnett County,
   Harnett County Projects,
   Series 1994,
     6.400% 12/01/14              250,000       275,730
NC Randolph County,
   Series 2000,
     5.750% 06/01/22              250,000       263,925
NC Rowan County,
   Justice Center Project,
   Series 1992,
     6.250% 12/01/07              500,000       544,955
NC Sampson Area Development Corp.,
   Series 1999,
     4.750% 06/01/24              430,000       406,432



                                      PAR         VALUE
-------------------------------------------------------------
NY State Dormitory Authority,
   Judicial Facilities,
   Series 1991 A,
     9.500% 04/15/14         $    905,000  $  1,038,053
OR Deschutes County,
   Series 1998 A:
     5.050% 06/01/17              420,000       405,439
     5.100% 06/01/18              100,000        96,191
PA Philadelphia Municipal
   Authority, Series B,
     6.400% 11/15/16           23,350,000    25,192,315
SC Greenville County School
   District, Series 2002,
     5.875% 12/01/17            8,000,000     8,580,160
TX Houston, Series 2000,
     6.400% 06/01/27            5,000,000     5,520,200
TX Houston Independent
   School District
   Public Facilities Corp.:
   Series 1998 A,
     (a) 09/15/14               3,885,000     2,107,379
   Series 1998 B,
     (a) 09/15/15               2,000,000     1,018,900
   Cesar E. Chavez High School,
   Series 1998 A:
     (a) 09/15/18               3,885,000     1,628,398
     (a) 09/15/20               3,885,000     1,424,940
-------------------------------------------------------------
                                             87,185,382
-------------------------------------------------------------
LOCAL GENERAL OBLIGATIONS - 12.2%
AK North Slope Borough:
   Series 1999 B,
     (a) 06/30/10              10,000,000     6,929,300
   Series 2000 B,
     (a) 06/30/10              18,000,000    12,472,740
   Series 2001 A,
     (a) 06/30/12              18,000,000    11,082,780
CA Benicia Unified School District,
   Series 1997 A,
     (a) 08/01/21               5,955,000     2,101,043
CA Corona-Norco Unified
   School District, Series 2001 C,
     (a) 09/01/18               1,390,000       598,812
CA Golden West School Financing
   Authority, Series 1999 A,
     (a) 08/01/14               4,330,000     2,424,454
CA Los Angeles County Schools,
   Series 1999 A,
     (a) 08/01/22               2,180,000       713,732




See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
CA Los Angeles Unified
   School District,
   Series 2002,
     5.750% 07/01/16         $  2,500,000  $  2,834,475
CA Modesto High School District,
   Series 2002 A,
     (a) 08/01/17               2,500,000     1,156,150
CA Morgan Hill Unified School
   District, Series 2002,
     (a) 08/01/22               3,345,000     1,098,197
CA San Juan Unified School
   District:
     (a) 08/01/17               1,525,000       705,252
     (a) 08/01/18               1,785,000       772,298
CA West Contra Costa Unified
   School District, Series 2001 B,
     6.000% 08/01/24            1,855,000     2,104,386
CA West Covina United School
   District, Series 2002 A,
     5.800% 08/01/24(b)         1,210,000     1,340,450
CO Douglas County School District
   No. RE-1, Series 1996,
     7.000% 12/15/12            3,000,000     3,674,850
CO El Paso County School District
   No. 11, Series 1996:
     7.100% 12/01/16            2,105,000     2,633,376
     7.125% 12/01/20            7,350,000     9,329,796
CO Larimer, Weld & Boulder
   Counties School District,
   Series 1996,
     (a) 12/15/10               4,000,000     2,701,440
HI Honolulu, Series 1998,
     4.500% 07/01/28              450,000       394,006
IL Champaign County,
   Series 1999,
     8.250% 01/01/23            1,420,000     1,957,655
IL Chicago, Series 1999,
     5.500% 01/01/23            7,500,000     7,908,750
IL Chicago Board of Education:
   Series 1998 B-1:
     (a) 12/01/10               3,905,000     2,648,566
     (a) 12/01/13              13,400,000     7,627,950
     (a) 12/01/21               6,500,000     2,182,310
     (a) 12/01/22              27,200,000     8,566,640
     (a) 12/01/23              15,000,000     4,428,150
   Series 1999 A:
     (a) 12/01/09               5,000,000     3,599,550
     5.250% 12/01/17            5,000,000     5,277,700



                                      PAR         VALUE
-------------------------------------------------------------
IL Coles & Cumberland Counties
   Unified School District,
   Series 2000,
     (a) 12/01/12            $  3,030,000  $  1,848,936
IL De Kalb County Community
   United School District No.424,
   Series 2001:
     (a) 01/01/20               2,575,000       986,791
     (a) 01/01/21               2,675,000       961,957
IL Du Page County Community
   High School District No. 99,
   Series 1998:
     (a) 12/01/10               2,245,000     1,532,841
     (a) 12/01/11               1,280,000       826,330
IL Lake & McHenry Counties
   United School District,
   Series 1998:
     (a) 02/01/09               2,355,000     1,776,895
     (a) 02/01/10               2,060,000     1,474,445
IL Lake County School District
   No. 56,
     9.000% 01/01/17           10,440,000    14,862,593
IL State Development Finance
   Authority, Elgin School District
   No. U46, Series 2001,
     (a) 01/01/16               2,660,000     1,329,761
IL Will County United School
   District No. 365-UVY,
   Series 1999 B,
     (a) 11/01/18               1,470,000       610,991
KS Johnson County Unified School
   District No. 2, Series 2001 B,
     5.500% 09/01/17            6,545,000     7,139,875
KS Wyandotte County,
   Series 1998,
     4.500% 09/01/28            5,000,000     4,438,700
MI Holland School District,
   Series 1992,
     (a) 05/01/17               1,880,000       875,441
MI Kalamazoo School District,
   Series 1999,
     4.500% 05/01/16              100,000        97,174
MI Paw Paw Public School District,
   Series 1998,
     5.000% 05/01/25            1,020,000     1,013,074
MI Redford Unified School District,
   Series 1997,
     5.000% 05/01/22              650,000       649,162





See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
MI St. Johns Public School,
   Series 1998,
     5.100% 05/01/25          $ 1,790,000   $ 1,792,327
MI Williamston Community
   School District,
   Series 1996,
     5.500% 05/01/25            1,725,000     1,819,944
MN Hennepin County,
   Series 1999 A,
     5.000% 12/01/15              740,000       758,137
MN North St.Paul & Maplewood
   Unified School District,
   Series 1996 A,
     5.125% 02/01/25            1,000,000       996,610
MN Rosemount Independent School
   District No. 196,
   Series 1994 B,
     (a) 06/01/10               2,415,000     1,719,673
OH Pickerington Local School
   District:
     (a) 12/01/14               2,000,000     1,097,900
     (a) 12/01/15               1,500,000       777,855
OR Bend County Service District,
   Series 1996,
     5.375% 06/01/11              135,000       144,127
OR Clackamas & Washington
   Counties School District No. 3,
   Series 1997,
     5.150% 06/01/14              500,000       516,330
OR Deschutes County,
   Series 1998,
     4.750% 12/01/12              250,000       257,895
OR Marion County School District
   No. 103C, Series 1995 A,
     6.000% 11/01/05              160,000       176,622
OR Northern Oregon Corrections
   Authority, Gilliam Hood River,
   Series 1997,
     5.400% 09/15/16              200,000       207,706
OR Portland, Series 1999 A,
     5.125% 06/01/14              100,000       104,089
OR Salem-Keizer School District
   No. 24J, Series 1998,
     4.875% 06/01/14              550,000       562,771
OR Tualatin Hills Parks &
   Recreation District,
   Series 1998,
     5.750% 03/01/15            1,000,000     1,118,130




                                      PAR        VALUE
-------------------------------------------------------------
OR Washington & Clackamas
   Counties School District No. 23,
   Series 1993,
     5.000% 01/01/05        $      15,000    $   15,490
OR Washington County:
   School District No. 48J,
   Series 1998,
     5.000% 08/01/17              400,000       406,336
   School District No. 88J,
   Series 1994,
     6.100% 06/01/12               20,000        21,714
OR Washington, Multnomah &
   Yamhill Counties School District,
   Series 1998,
     5.000% 11/01/14              900,000       948,555
PA Cornwall-Lebanon School
   District, Series 2001,
     (a) 03/15/18               3,020,000     1,322,247
PA Philadelphia School District,
   Series 2002 B,
     5.625% 08/01/16(b)         4,500,000     4,844,385
PA Westmoreland County,
   Series 2000 A,
     (a) 06/01/13               3,000,000     1,778,520
TN Knox County,
   Series 2002,
     5.500% 04/01/15            7,500,000     8,178,750
TX Arlington Independent School
   District, Series 1998,
     4.750% 02/15/21            5,285,000     4,966,209
TX Frisco Independent School
   District, Series 1998 A,
     4.500% 08/15/29            1,490,000     1,275,663
TX Galveston County,
   Series 2001:
     (a) 02/01/20               4,005,000     1,530,431
     (a) 02/01/22               4,085,000     1,373,418
TX Grapevine-Colleyville
   Independent School District,
   Series 1994,
     (a) 08/15/13               6,010,000     3,501,366
TX Houston Independent School
   District, Series 1999 A,
     4.750% 02/15/22            9,000,000     8,398,530
TX Hurst Euless Bedford
   Independent School District,
   Series 1998,
     4.500% 08/15/25           20,895,000    18,297,125



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
TX Katy Independent School
   District, Series 2001,
     4.750% 02/15/22          $ 1,600,000 $   1,502,384
TX North East Independent
   School District, Series 1999,
     4.500% 10/01/28           11,900,000    10,301,473
TX Williamson County,
   Series 2002:
     5.500% 02/15/17(b)         2,500,000     2,650,250
     5.500% 02/15/19(b)         2,195,000     2,300,777
TX Wylie Independent School
   District, Series 2001,
     (a) 08/15/21               3,000,000     1,044,450
UT Tooele County School District,
   Series 2001,
     5.250% 06/01/17            2,825,000     2,927,632
WA Clark County School District
   No. 37, Series 2001 C,
     (a) 12/01/20               5,000,000     1,809,550
WA King & Snohomish Counties
   School District No. 417,
   Series 1998 B:
     (a) 06/15/14               1,800,000       990,936
     (a) 06/15/16               3,315,000     1,610,261
WA King County School
   District No. 414,
   Series 2001,
     5.750% 12/01/13            3,000,000     3,332,310
-------------------------------------------------------------
                                            247,068,652
-------------------------------------------------------------
SPECIAL NON-PROPERTY TAX - 6.3%
FL Nassau County, Series 2000,
     (a) 03/01/19                 695,000       291,268
FL Tampa:
   Series 1996,
     (a) 04/01/21               1,000,000       368,610
   Series 2001 B,
     5.750% 10/01/15            5,000,000     5,610,500
FL Tampa Sports Authority,
   Tampa Bay Arena Project,
   Series 1995,
     5.750% 10/01/25            1,500,000     1,645,035
IL State:
   Series 2002 1,
     6.000% 06/15/23            4,000,000     4,500,040
   Series 2002 2,
     5.500% 06/15/15            7,000,000     7,626,850



                                      PAR        VALUE
-------------------------------------------------------------
MA State, Series 2002 A,
     5.500% 06/01/15(b)      $  5,000,000  $  5,514,000
MN Red Lake Band of
   Chippewa Indians,
   Series 1998,
     6.250% 08/01/13            2,400,000     2,349,000
NJ State Transportation Trust
   Fund Authority:
   Series 1995 B,
     7.000% 06/15/12           27,000,000    33,233,670
   Series 1999 A,
     5.750% 06/15/15            3,000,000     3,360,480
NY New York City Transitional
   Finance Authority,
   Series 1998 C,
     4.750% 05/01/23            7,250,000     6,731,915
NY State Local Government
   Assistance Corp.:
   Series 1993 E:
     5.000% 04/01/21            2,655,000     2,667,717
     5.250% 04/01/16(i)        15,060,000    16,100,495
OH Hamilton County,
   Series 2000 B,
     (a) 12/01/22               8,315,000     2,805,897
OR Metro, Regional Center Project,
   Series 1993 A,
     5.000% 08/01/10              150,000       152,997
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority, Series 2002 E,
     5.500% 07/01/14           10,000,000    11,161,300
TX Harris County-Houston Sports
   Authority, Series 2001 A:
     (a) 11/15/14               3,905,000     2,090,542
     (a) 11/15/15               3,975,000     1,997,517
     (a) 11/15/16               4,040,000     1,901,992
TX Houston, Series 2001 B,
     (a) 09/01/19              13,700,000     5,391,498
WA Central Puget Sound Regional
   Transportation Authority,
   Series 1998,
     4.750% 02/01/28            6,090,000     5,530,694
WI State, Series 1999,
     5.250% 12/15/27            6,500,000     6,625,125
-------------------------------------------------------------
                                            127,657,142
-------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX - 0.6%
CA Huntington Beach Community
   Facilities District, Grand Coast
   Resort, Series 2001,
     6.450% 09/01/31          $ 1,350,000   $ 1,361,812
CA Santa Margarita Water District,
   Series 1999,
     6.250% 09/01/29            4,200,000     4,221,000
FL Fleming Island Plantation
   Community Development District,
   Series 2000 A,
     6.300% 02/01/05              195,000       197,681
FL Heritage Palms Community
   Development District:
   Series 1999,
     6.250% 11/01/04              325,000       329,062
   Series 1999 A,
     6.750% 05/01/21              100,000       101,625
   Series 1999 B,
     6.250% 05/01/05              100,000       101,500
FL Lexington Oaks Community
   Development District,
   Series 1998 A,
     6.125% 05/01/19              555,000       555,694
FL Maple Ridge Community
   Development District,
   Series 2000,
     7.150% 05/01/31              200,000       212,750
FL Northern Palm Beach County
   Improvement District,
   Series 1999,
     6.000% 08/01/29              500,000       502,500
FL Orlando, Conroy Road
   Interchange Project:
   Series 1998 A,
     5.800% 05/01/26              300,000       288,000
   Series 1998 B,
     5.250% 05/01/05               65,000        65,000
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19              250,000       250,313
   Series 1998 B,
     5.700% 05/01/08              150,000       150,375
FL Village Center Community
   Development District,
   Series 1998 A,
     5.500% 11/01/12              750,000       829,545



                                      PAR        VALUE
-------------------------------------------------------------
IL Illinois Sports Facility Authority,
   Series 2001,
     (a) 06/15/18             $ 3,000,000 $   1,279,530
MI Romulus Tax Increment
   Finance Authority,
   Series 1994,
     6.750% 11/01/19              500,000       525,880
MN Duluth Economic Development
   Authority, Series 1998 A,
     (a) 02/01/08                 285,000       228,975
-------------------------------------------------------------
                                             11,201,242
-------------------------------------------------------------
STATE APPROPRIATED - 6.0%
FL State Department of Corrections,
   Okeechobee Correctional
   Institution, Series 1995,
     6.250% 03/01/15              625,000       681,181
IA State Finance Authority,
   Series 2002,
     5.375% 06/15/15            5,735,000     6,190,474
MI State, 525 Redevco, Inc.,
   Series 2000,
     (a) 06/01/21               5,000,000     1,763,750
NY State Dormitory Authority:
   Series 1993 A:
     5.500% 05/15/19            2,350,000     2,550,737
     6.000% 07/01/20            6,140,000     6,991,557
   City University:
   Series 1990 C,
     7.500% 07/01/10           19,875,000    23,552,273
   Series 1993 A,
     6.000% 07/01/20           13,350,000    15,131,958
   State University Facilities,
   Series A,
     5.875% 05/15/17           28,240,000    32,134,578
   State University of New York,
   Series 1990 A,
     7.500% 05/15/13            8,000,000    10,129,280
NY State Urban Development Corp.,
   Series 1995,
     5.500% 01/01/15            5,265,000     5,771,756
OR State Department of General
   Services, Real Property
   Financing Program,
   Series 1992 A,
     6.100% 09/01/06              400,000       408,516



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR        VALUE
-------------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE APPROPRIATED (CONTINUED)
PR Commonwealth of Puerto Rico:
   Public Building Authority:
   Series 1993 M,
     5.700% 07/01/16           $  200,000 $     208,854
   Series 1995 A,
     6.250% 07/01/14            1,200,000     1,421,172
   Series B,
     5.000% 07/01/13              300,000       314,376
   Public Finance Corp.:
   Series 1998 A,
     5.375% 06/01/17            5,000,000     5,462,050
   Series  2002 E,
     6.000% 08/01/26            2,700,000     3,000,375
WA State, Series 2000 S-5,
     (a) 01/01/19               5,000,000     2,049,800
WV State Building Commission,
   Series 1998 A,
     5.375% 07/01/21            3,215,000     3,366,073
-------------------------------------------------------------
                                            121,128,760
-------------------------------------------------------------
STATE GENERAL OBLIGATIONS - 3.0%
CA State, Series 2002,
     6.000% 04/01/16            3,000,000     3,472,920
FL State Board of Education:
   Series 1998 A,
     4.750% 06/01/28            3,400,000     3,155,370
   Series 1998 C,
     4.500% 06/01/18            2,850,000     2,721,522
   Series 1998 D,
     4.500% 06/01/24            8,400,000     7,604,100
MA Massachusetts Bay
   Transportation Authority,
   Series 1998,
     4.500% 03/01/26            4,750,000     4,224,365
MA State College Building
   Authority Project,
   Series A,
     7.500% 05/01/11            1,500,000     1,869,990
NJ State, Series 2001 H,
     5.250% 07/01/16           12,000,000    12,801,480
NV State, Series A,
     6.800% 07/01/12               60,000        60,844
OR State:
   Series 1979 LXI:
     7.200% 07/01/04              175,000       192,281
     7.250% 07/01/06              250,000       289,165
     7.250% 01/01/07              200,000       232,232



                                      PAR         VALUE
-------------------------------------------------------------
   Series 1980 LXII:
     9.000% 04/01/03           $  100,000     $ 105,872
     9.200% 04/01/08              180,000       231,021
   Series 1980 LXIII:
     8.200% 07/01/04              205,000       229,211
     8.250% 01/01/07              200,000       240,508
   Series 1992 B,
     6.000% 08/01/04              110,000       112,961
   Series 1997 76A,
     5.550% 04/01/09               85,000        91,458
PR Commonwealth of Puerto Rico:
   Series 2001,
     5.500% 07/01/17           13,130,000    14,495,257
   Highway & Transportation
   Authority, Series 1998 A:
     5.500% 07/01/12              300,000       334,917
     5.500% 07/01/14              310,000       346,000
   Public Finance Corp.:
   Series 1996 B,
     6.500% 07/01/15            2,650,000     3,204,884
   Series 1998 A,
     5.125% 06/01/24            3,000,000     3,082,080
TX State Public Finance Authority,
   Series 1997,
     (a) 10/01/13               4,000,000     2,326,320
-------------------------------------------------------------
                                             61,424,758
-------------------------------------------------------------
TRANSPORTATION - 8.7%
AIR TRANSPORTATION - 1.3%
CA Los Angeles Regional Airport
   Improvement, Series 2002 C,
     7.500% 12/01/24              750,000       731,250
IL Chicago O'Hare International
   Airport, United Airlines, Inc.:
   Series 1999 A,
     5.350% 09/01/16            4,100,000     2,039,750
   Series 2000 A,
     6.750% 11/01/11            7,850,000     4,062,375
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992 A,
     7.500% 02/01/20            2,000,000     1,989,640
MN Minneapolis & St. Paul
   Metropolitan Airports
   Commission,  Special Facilities,
   Northwest Airlines:
   Series 2001 A,
     7.000% 04/01/25            6,500,000     5,833,750
   Series 2001 B,
     6.500% 04/01/25            2,000,000     1,965,000



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIR TRANSPORTATION (CONTINUED)
NC Charlotte, US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27          $ 3,300,000  $  1,670,625
   Series 2000,
     7.750% 02/01/28            5,750,000     3,140,937
NJ State Economic Development
   Authority, Continental
   Airlines, Inc., Series 1999,
     6.250% 09/15/19            5,300,000     4,657,375
-------------------------------------------------------------
                                             26,090,702
-------------------------------------------------------------
AIRPORTS - 1.2%
CO Denver City & County Airport,
   Series 2001 B:
     5.500% 11/15/14            4,280,000     4,599,759
     7.250% 11/15/23            4,375,000     4,535,475
FL Dade County,
   Miami International Airport,
   Series 1992 B,
     6.600% 10/01/22              500,000       516,820
HI State,
   Airport System Revenue,
   Series 1991,
     6.900% 07/01/12            4,250,000     4,994,217
MA State Port Authority,
   Series 1999:
     9.640% 07/01/29(d)         2,500,000     2,730,450
     10.140% 07/01/29           1,500,000     1,653,720
MI Wayne Charter County,
   Detroit Metropolitan Airport:
   Series 1998 A,
     5.000% 12/01/28            1,000,000       941,430
   Series 1998 B,
     4.875% 12/01/23            1,000,000       945,850
NC Charlotte, Series 1999,
     8.650% 06/15/22(d)         2,000,000     2,212,280
OR Portland,
   Portland International Airport,
   Series 1998 12-A,
     5.000% 07/01/18              355,000       356,097
-------------------------------------------------------------
                                             23,486,098
-------------------------------------------------------------
PORTS - 0.2%
FL Dade County, Series 1995,
     6.200% 10/01/09            1,000,000     1,148,150
WA Port Seattle, Series 2000 B,
     6.000% 02/01/15            2,515,000     2,808,928
-------------------------------------------------------------
                                              3,957,078
-------------------------------------------------------------



                                      PAR         VALUE
-------------------------------------------------------------
TOLL FACILITIES - 4.9%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1997 A,
     (a) 01/15/14             $14,450,000   $ 8,326,235
CO E-470 Public Highway
   Authority:
   Series 1997 B:
     (a) 09/01/11              17,685,000    11,538,755
     (a) 09/01/22               6,515,000     2,112,358
   Series 2000 B:
     (a) 09/01/18              14,000,000     5,945,800
     (a) 09/01/19              11,600,000     4,611,232
MA State Turnpike Authority:
   Series 1997 A,
     (a) 01/01/24               7,000,000     2,216,340
   Series 1997 C:
     (a) 01/01/18               4,700,000     2,144,234
     (a) 01/01/20              15,000,000     6,030,450
NJ State Turnpike Authority,
   Series 1991 C,
     6.500% 01/01/16           24,500,000    29,300,040
NY Triborough Bridge & Tunnel
   Authority:
     6.125% 01/01/21            7,000,000     8,037,890
   Series 1992 Y:
     5.500% 01/01/17            2,000,000     2,209,300
     6.125% 01/01/21            8,500,000     9,760,295
PA State Turnpike Commission,
   Series 1998 A,
     4.750% 12/01/27            3,900,000     3,599,856
VA Richmond Metropolitan
   Authority, Series 1998,
     5.250% 07/15/22            4,400,000     4,566,716
-------------------------------------------------------------
                                            100,399,501
-------------------------------------------------------------
TRANSPORTATION - 1.1%
CA San Francisco Bay Area Rapid
   Transit District,
     9.170% 01/01/08            5,000,000     5,322,050
MN St. Paul Port Authority,
   Series F,
     9.125% 12/01/02               25,000        25,037
NV State Department of
   Business & Industry,
   Las Vegas Monorail Project,
   Series 2000:
     7.375% 01/01/30            1,000,000       980,000
     7.375% 01/01/40            3,000,000     2,917,500




See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
TRANSPORTATION (CONTINUED)
TRANSPORTATION (CONTINUED)
OH Toledo-Lucas County Port
   Authority, CSX
   Transportation, Inc.,
   Series 1992,
     6.450% 12/15/21          $ 1,950,000  $  2,060,526
WI State, Series 2002 2,
     5.500% 07/01/14            9,795,000    10,606,320
-------------------------------------------------------------
                                             21,911,433
-------------------------------------------------------------
UTILITY - 13.4%
INDEPENDENT POWER PRODUCERS - 1.4%
MI Midland County Economic
   Development Corp.,
   Series 2000,
     6.875% 07/23/09              200,000       207,750
NY Port Authority of New York
   & New Jersey, KIAC Partners,
   Series 1996 IV:
     6.750% 10/01/11            1,500,000     1,580,625
     6.750% 10/01/19            7,000,000     7,245,000
NY Suffolk County Industrial
   Development Agency,
   Nissequogue Cogen Partners,
   Series 1998,
     5.500% 01/01/23            6,800,000     6,239,000
PA Economic Development Finance
   Authority, Colver Project,
   Series D,
     7.150% 12/01/18            5,750,000     6,001,275
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical
   & Environmental Cogeneration
   Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26            2,800,000     2,900,660
VA Pittsylvania County Industrial
   Development Authority,
   Multitrade of Pittsylvania,
   Series 1994 A,
     7.550% 01/01/19            3,750,000     3,801,563
-------------------------------------------------------------
                                             27,975,873
-------------------------------------------------------------
INVESTOR OWNED - 3.1%
AZ Pima County Industrial
   Development Authority,
   Tucson Electric Power Co.,
   Series A,
     6.100% 09/01/25            2,000,000     1,885,000
CT State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 A,
     5.850% 09/01/28            3,875,000     3,951,415




                                      PAR         VALUE
-------------------------------------------------------------
HI State Department of Budget and
   Finance, Citizens Utilities Co.,
   Series 1993,
     5.538% 12/15/23          $20,000,000  $ 16,770,600
IL State Development Finance
   Authority, Commonwealth Edison
   Co. Project, Series 1994 D,
     6.750% 03/01/15            3,400,000     3,762,168
IN Petersburg,
   Indiana Power & Light Co.:
   Series 1993 B,
     5.400% 08/01/17            5,000,000     5,336,950
   Series 1995 C,
     5.950% 12/01/29            3,500,000     3,213,105
IN State Development Finance
   Authority, Series 1999,
     5.950% 08/01/30            4,000,000     3,692,800
MI St. Clair County Economic
   Development Corp.,
   Detroit Edison Co.,
   Series 1993 AA,
     6.400% 08/01/24            2,000,000     2,227,620
MI State Strategic Fund,
   Detroit Edison Co.,
   Series BB,
     7.000% 05/01/21            2,505,000     3,102,593
NV Humboldt County Pollution
   Control Revenue, Idaho
   Power Co. Project,
     8.300% 12/01/14            1,875,000     2,081,719
NY State Energy Research &
   Development Authority,
   Brooklyn Union Gas Co.,
   Series 1993, IFRN,
     10.680% 04/01/20          13,000,000    14,453,400
TX Brazos River Authority,
   Pollution Control,
   Series 2001 C,
     5.750% 05/01/36            2,000,000     2,007,540
-------------------------------------------------------------
                                             62,484,910
-------------------------------------------------------------
JOINT POWER AUTHORITY - 3.8%
FL Palm Bay, Series 2001,
     (a) 10/01/23               1,880,000       573,983
MA Municipal Wholesale
   Electric Co., Power Supply
   System, Project 6,
     5.250% 07/01/14            4,500,000     4,746,600
MA State Municipal Wholesale
   Electric Co., Series 1994 A,
     8.450% 07/01/16           22,900,000    23,330,520



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
UTILITY (CONTINUED)
JOINT POWER AUTHORITY (CONTINUED)
MN Anoka County,
   Solid Waste Disposal, Natural
   Rural Utility, Series 1987 A,
     6.950% 12/01/08         $    360,000  $    371,534
MN Southern Minnesota Municipal
   Power Agency:
   Series 1986 A,
     5.000% 01/01/16              200,000       200,040
   Series 1993 A,
     4.750% 01/01/16              250,000       250,005
   Series 1994 A:
     (a) 01/01/20               2,000,000       809,600
     (a) 01/01/27               3,900,000     1,062,516
NC Eastern Municipal Power
   Agency:
   Series 1993 B,
     6.000% 01/01/22              500,000       550,050
   Series 1999 D,
     6.700% 01/01/19            2,000,000     2,129,960
NC State Municipal Power Agency,
   Catawba Electric No. 1:
   Series 1992,
     (a) 01/01/09              10,000,000     7,557,200
   Series 1998 A,
     5.500% 01/01/15            5,750,000     6,245,707
OH Municipal Electric Generation
   Agency, Series 2001,
     (a) 02/15/27               5,000,000     1,317,450
SC Piedmont Municipal Power
   Agency:
   Series 1988,
     (a) 01/01/13              25,870,000    15,546,835
   Series 1993,
     5.375% 01/01/25           11,805,000    12,045,468
-------------------------------------------------------------
                                             76,737,468
-------------------------------------------------------------
MUNICIPAL ELECTRIC - 1.7%
FL Fort Pierce Utilities Authority,
   Series 1999 B,
     (a) 10/01/17                 800,000       369,600
FL Lakeland, Series 1999 C,
     6.050% 10/01/11            1,870,000     2,147,190
FL Orlando Utilities Commission:
   Series 1989 D,
     6.750% 10/01/17            3,750,000     4,546,200
   Series 1993 B, IFRN,
     9.220% 10/06/13            5,000,000     5,686,750



                                      PAR         VALUE
-------------------------------------------------------------
MN Chaska, Series 2000 A,
     6.000% 10/01/25         $  1,000,000  $  1,032,980
PA Westmoreland County
   Municipal Authority:
   Series 1999 A,
     (a) 08/15/22               2,000,000       658,300
   Series 2000 A,
     (a) 08/15/23               4,140,000     1,283,400
PR Puerto Rico Electric Power
   Authority:
   Series 1998 EE,
     5.250% 07/01/14              500,000       530,960
   Series 2002 JJ,
     5.375% 07/01/17            3,000,000     3,240,570
SD Heartland Consumers Power
   District, Series 1992,
     6.000% 01/01/17            5,600,000     6,349,280
TN Metropolitan Government,
   Nashville & Davidson Counties,
   Series 1996 A,
     (a) 05/15/09               5,250,000     3,910,515
WA Chelan County Public Utilities
   District No. 1, Columbia River
   Rock Hydroelectric,
     (a) 06/01/09               5,000,000     3,699,500
-------------------------------------------------------------
                                             33,455,245
-------------------------------------------------------------
WATER & SEWER - 3.4%
AZ Mesa, Series 2002,
     5.250% 07/01/15            6,400,000     6,863,936
CA Castaic Lake Water Agency,
   Series 1999 A,
     (a) 08/01/24               9,445,000     2,740,845
CA State Department of Water
   Resources, Central Valley Project,
   Series 2002 X,
     5.500% 12/01/17(b)         2,000,000     2,214,380
FL Melbourne, Series 2000 A,
     (a) 10/01/19                 900,000       365,931
FL Seacoast Utility Authority,
   Series 1989 A,
     5.500% 03/01/15            1,900,000     2,084,604
FL Seminole County,
   Series 1992,
     6.000% 10/01/19              470,000       537,657
IL Chicago, Series 1999 A,
     (a) 01/01/20               7,275,000     2,785,015
LA Public Facility Belmont Water
   Authority,
     9.000% 03/15/24(c)         1,350,000     1,080,000



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)

MA State Water Pollution
   Abatement Trust,
   Series 1999 A,
     6.000% 08/01/17          $10,000,000    11,444,900
MA State Water Resources
   Authority, Series 1998 B,
     4.500% 08/01/22(i)         3,250,000     2,960,847
MI Detroit, Series 1999 A,
     (a) 07/01/20               4,750,000     1,799,585
MS Five Lakes Utility District,
     8.250% 07/15/24(c)           760,000       703,950
NY New York City Municipal
   Water Finance Authority:
   Series 1998 D,
     4.750% 06/15/25              500,000       465,535
   Series 1999,
     7.940% 06/15/32(d)         7,000,000     7,325,710
OR McMinnville, Series 1994 A,
     5.000% 02/01/14              500,000       509,350
OR Molalla, Series 1997,
     5.200% 08/01/17              500,000       511,455
OR Oregon City, Series 1997,
     5.200% 10/01/15              485,000       500,816
OR Portland:
   Series 1993 A,
     5.150% 03/01/08              100,000       102,081
   Series 1995,
     5.100% 08/01/08              100,000       103,040
OR Washington County United
   Sewer Agency, Series 1992 A,
     5.900% 10/01/06               95,000       102,038
TX Houston Area Water Corp.,
   Northeast Water Purification
   Project, Series 2002:
     5.500% 03/01/16            2,810,000     2,993,043
     5.500% 03/01/17            4,020,000     4,262,446
TX Houston Water & Sewer System,
   Series 1998 A,
     (a) 12/01/19              35,000,000    13,681,850
TX Wichita Falls Water & Sewer,
   Series 2001,
     5.375% 08/01/14            3,220,000     3,427,014
-------------------------------------------------------------
                                             69,566,028
-------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (cost of $1,896,833,970)               1,949,777,469
-------------------------------------------------------------

MUNICIPAL PREFERRED
STOCKS - 0.9%                     SHARES       VALUE
-------------------------------------------------------------
Charter Mac Equity Issue Trust:
     6.625% 06/30/09(f)         4,000,000 $   4,115,000
     7.600% 11/30/50(d)         5,000,000     5,318,750
MuniMae Equity Issue Trust,
     7.750% 11/01/10(f)         8,000,000     8,530,000
-------------------------------------------------------------
TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $17,000,000)                     17,963,750
-------------------------------------------------------------
SHORT-TERM
OBLIGATIONS - 2.3%                  PAR
-------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (J) - 2.3%
AZ Phoenix Industrial Development
   Authority, Valley of the Sun
   Y.M.C.A., Series 2001,
     1.550% 01/01/31           $  500,000       500,000
CO Denver Health & Hospital
   Authority, Series 2001 B,
     1.550% 12/01/31              700,000       700,000
CO Jefferson County,
   Rocky Mountain Butterfly,
   Series 1998,
     1.400% 06/01/10              540,000       540,000
CO State Educational & Cultural
   Facilities Authority, National
   Cable Television Center,
   Series 1999,
     1.400% 10/01/06            1,700,000     1,700,000
IA State Finance Authority,
   Diocese of Sioux City,
   Series 1999,
     1.400% 03/01/19            1,860,000     1,860,000
IA State Higher Education Loan
   Authority:
   Loras College, Series 2000,
     1.500% 11/01/30            3,005,000     3,005,000
   St. Ambrose University:
   Series 1995,
     1.500% 02/01/05            1,000,000     1,000,000
   Series 1999,
     1.400% 10/01/09            1,100,000     1,100,000
IA Woodbury County,
   Siouxland Medical Educational
   Foundation, Series 1996,
     1.450% 11/01/16              900,000       900,000



See notes to investment portfolio.

May 31, 2002 (Unaudited)

SHORT-TERM
OBLIGATIONS (CONTINUED)             PAR        VALUE
-------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (J) (CONTINUED)
IL Quad Cities Regional Economic
   Development Authority,
   Two Rivers YMCA Project,
     1.600% 12/01/31          $ 1,000,000 $   1,000,000
IL Sauget, Monsanto Co.,
   Series 1993,
     1.550% 05/01/28            1,600,000     1,600,000
IN State Educational Facilities
   Authority DePauw University,
   Series 2002,
     1.500% 07/01/32              600,000       600,000
IN State Health Facilities Authority,
   Fayette Memorial Hospital
   Association, Series 2002 A,
     1.550% 10/01/32            2,000,000     2,000,000
KS State Development Finance
   Authority, Series 2000,
     1.550% 05/15/26            1,500,000     1,500,000
LA Ascension Parish,
   Shell Chemical Project,
     1.700% 12/27/35              830,000       830,000
LA State Offshore Terminal
   Authority, Loop, Inc.,
     1.600% 09/01/06            1,100,000     1,100,000
MI Farmington Hills Hospital
   Finance Authority, Botsford

   General Hospital,
   Series 1991 B,
     1.550% 02/15/16            1,300,000     1,300,000
MN Brooklyn Center,
   Brookdale Corp III Project,
     1.600% 12/01/07              500,000       500,000
MN Mendota Heights,
   Series 1991,
     1.350% 11/01/31              950,000       950,000
MN Minneapolis:
   Series 1995 B,
     1.250% 12/01/05              130,000       130,000
   Series 1996,
     1.250% 12/01/06            1,000,000     1,000,000
   Series 1997 B,
     1.250% 12/01/07              980,000       980,000
   Series 1999,
     1.250% 12/01/18            1,495,000     1,495,000
MO State Environmental
   Improvement & Energy
   Resource Authority,
   Monsanto Co., Series 1993,
     1.450% 06/01/23              600,000       600,000



                                      PAR         VALUE
-------------------------------------------------------------
MO State Health & Educational
   Facilities Authority, Washington
   University of St. Louis:
   Series 1996 B,
     1.650% 09/01/30            $ 300,000   $   300,000
   Series 1996 D,
     1.500% 09/01/30              700,000       700,000
MS Jackson County,
   Chevron U.S.A., Inc. Project,
     1.550% 12/01/16            1,000,000     1,000,000
NV Clark County,
   Las Vegas Project,
   Series 1999,
     1.400% 08/01/19              500,000       500,000
NY Long Island Power Authority,
   Series 2001 2B,
     1.550% 05/01/33            1,900,000     1,900,000
NY New York City,
   Series 1993 A-7,
     1.600% 08/01/20            1,100,000     1,100,000
NY State, Series 1993 E-4:
     1.600% 08/01/21            1,400,000     1,400,000
     1.600% 08/01/22            1,900,000     1,900,000
NY State Energy Research &
   Development, Authority,
   Niagara Mohawk Power Corp.,
   Series 1987 B,
     1.700% 07/01/27              100,000       100,000
OH Columbus, Series 1995 I,
     1.300% 06/01/16            3,000,000     3,000,000
SD Lower Brule Sioux Tribe,
   Series 1999,
     1.400% 12/01/11              705,000       705,000
TX Gulf Coast Waste Disposal
   Authority, Exxon Corp.,
   Series 1995,
     1.600% 06/01/20            7,600,000     7,600,000
WI State Health & Educational
   Facilities Authority,
   Prohealth, Inc., Series 2001 B,
     1.550% 08/15/30              500,000       500,000
-------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $47,595,000)                     47,595,000
-------------------------------------------------------------
TOTAL INVESTMENTS - 99.6%
   (cost of $1,961,428,970)               2,015,336,219
-------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.4%        8,148,904
-------------------------------------------------------------
NET ASSETS - 100.0%                      $2,023,485,123
-------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

NOTES TO INVESTMENT PORTFOLIO:

(a)  Zero coupon bond.
(b)  Settlement of this security is on a delayed delivery basis.
(c) This issuer is in default of certain debt covenants. Income is not being fully accrued.
(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2002, these securities amounted to $20,925,814, which represents 1.0% of net assets. Additional information on these securities is as follows:

                               ACQUISITION  ACQUISITION
     SECURITY                      DATE        COST
     --------                   ----------  ----------
     MA State Port Authority,
       Series 1999,
         9.640% 07/01/29         11/17/99   $ 2,500,000
     MN Roseville,
       Care Institute, Inc.,
       Series 1993,
         7.750% 11/01/23         11/01/93     3,275,000
     NC Charlotte,
       Series 1999,
         10.300% 06/15/22        07/30/99     1,948,210
     NY New York City
       Municipal Water Finance
       Authority, Series 1999,
         7.940%  06/15/32        02/04/00     6,137,620
     VA Alexandria
       Redevelopment & Housing
       Authority, Courthouse
       Common Apartments,
       Series 1990 B,
         10.000%  01/01/21       09/06/90       760,000
       Charter Mac Equity Issue Trust
         7.600%  11/30/50        07/06/00     5,000,000
----------------------------------------------------------
                                            $19,620,830
----------------------------------------------------------

(e) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Board of Trustees.
(f) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to $13,590,000, which represents 0.7% of net assets.
(g) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(h) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(i) These securities, or a portion thereof with a total market value of $9,562,503, are being used to collateralize open futures contracts.
(j) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2002.
(k) Cost for generally accepted accounting principles is $1,961,428,970. Cost for federal income tax purposes is $1,959,895,668. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.




Long futures contracts open at May 31, 2002:

                    PAR VALUE                  UNREALIZED
                    COVERED BY   EXPIRATION   APPRECIATION
        TYPE        CONTRACTS       MONTH     AT 05/31/02
---------------------------------------------------------------
30 Year U.S.
    Treasury Bond  $20,700,000     June         $700,728
---------------------------------------------------------------


      ACRONYM                      NAME
     --------            -------------------------
       IFRN             Inverse Floating Rate Note




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                     $1,961,428,970
-----------------------------------------------------------
Investments, at value                    $2,015,336,219
Cash                                              8,012
Receivable for:
   Investments sold                           3,701,939
   Fund shares sold                             508,325
   Interest                                  31,644,331
Deferred Trustees' compensation plan             53,416
Other assets                                     63,558
-----------------------------------------------------------
     Total Assets                         2,051,315,800
-----------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased
     on a delayed delivery basis             20,299,327
   Fund shares repurchased                    1,979,792
   Futures variation margin                      32,344
   Distributions                              3,757,827
   Management fee                             1,150,553
   Transfer agent fee                           380,782
   Pricing and bookkeeping fees                 124,295
   Trustees' fee                                  7,873
Deferred Trustees' fee                           53,416
Other liabilities                                44,468
-----------------------------------------------------------
     Total Liabilities                       27,830,677
-----------------------------------------------------------
NET ASSETS                               $2,023,485,123
-----------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                          $2,019,105,835
Undistributed net investment income           2,266,855
Accumulated net realized loss               (52,495,544)
Net unrealized appreciation on:
   Investments                               53,907,249
   Futures contracts                            700,728
-----------------------------------------------------------
NET ASSETS                               $2,023,485,123
-----------------------------------------------------------
CLASS A:
Net assets                               $1,922,120,372
Shares outstanding                          146,865,714
-----------------------------------------------------------
Net asset value per share                $        13.09(a)
-----------------------------------------------------------
Maximum offering price per share
   ($13.09/0.9525)                       $        13.74(b)
-----------------------------------------------------------
CLASS B:
Net assets                               $   90,994,453
Shares outstanding                            6,952,727
-----------------------------------------------------------
Net asset value and offering
    price per share                      $        13.09(a)
-----------------------------------------------------------
CLASS C:
Net assets                               $   10,370,298
Shares outstanding                              792,376
-----------------------------------------------------------
Net asset value and offering price
     per share                           $        13.09(a)
-----------------------------------------------------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest                                   $ 61,927,875
------------------------------------------------------------
EXPENSES:
Management fee                                5,167,196
Distribution fee:
   Class B                                      400,864
   Class C                                       33,699
Service fee:
   Class A                                    1,917,966
   Class B                                      106,665
   Class C                                        9,004
Pricing and bookkeeping fees                    412,100
Transfer agent fee                            1,796,222
Trustees' fee                                    47,236
Other expenses                                  211,848
------------------------------------------------------------
     Total Expenses                          10,102,800
Fees waived by Distributor - Class C             (6,771)
Custody earnings credit                          (6,409)
------------------------------------------------------------
   Net Expenses                              10,089,620
------------------------------------------------------------
Net Investment Income                        51,838,255
------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS AND FUTURES
  CONTRACTS:
Net realized loss on:
   Investments                               (2,462,181)
   Futures contracts                         (4,015,006)
------------------------------------------------------------
     Net realized loss                       (6,477,187)
------------------------------------------------------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                               (1,920,124)
   Futures contracts                           (865,685)
------------------------------------------------------------
     Net change in unrealized
        appreciation/depreciation            (2,785,809)
------------------------------------------------------------
Net Loss                                     (9,262,996)
------------------------------------------------------------
Net Increase in Net Assets from
   Operations                              $ 42,575,259
------------------------------------------------------------



See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                                    (UNAUDITED)
                                                                                    SIX MONTHS
                                                                                       ENDED             YEAR ENDED
                                                                                      MAY 31,           NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                     2002                 2001
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                             $   51,838,255      $  107,810,988
Net realized gain (loss) on investments and futures contracts                         (6,477,187)         15,770,395
Net change in unrealized appreciation/depreciation on investments and
   futures contracts                                                                  (2,785,809)         36,962,213
----------------------------------------------------------------------------------------------------------------------
Net Increase from Operations                                                          42,575,259         160,543,596
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                           (47,970,673)        (97,936,377)
   Class B                                                                            (2,259,831)         (7,586,863)
   Class C                                                                              (197,117)           (315,352)
----------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                                         (50,427,621)       (105,838,592)
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                      75,445,689         317,865,159
   Proceeds received in connection with mergers                                               --         109,776,748
   Distributions reinvested                                                           26,122,903          54,540,761
   Redemptions                                                                      (128,171,006)       (435,029,123)
----------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease)                                                         (26,602,414)         47,153,545
----------------------------------------------------------------------------------------------------------------------
Class B:
   Subscriptions                                                                       3,763,917          12,105,349
   Proceeds received in connection with mergers                                               --          52,894,904
   Distributions reinvested                                                            1,119,216           3,936,267
   Redemptions                                                                       (41,936,540)       (129,644,584)
----------------------------------------------------------------------------------------------------------------------
     Net Decrease                                                                    (37,053,407)        (60,708,064)
----------------------------------------------------------------------------------------------------------------------
Class C:
   Subscriptions                                                                       6,939,660           5,510,176
   Proceeds received in connection with mergers                                               --           1,466,447
   Distributions reinvested                                                              155,034             251,441
   Redemptions                                                                        (5,183,907)         (4,004,924)
----------------------------------------------------------------------------------------------------------------------
     Net Increase                                                                      1,910,787           3,223,140
----------------------------------------------------------------------------------------------------------------------
Net Decrease from Share Transactions                                                 (61,745,034)        (10,331,379)
----------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                                              (69,597,396)         44,373,625
NET ASSETS:
Beginning of period                                                                2,093,082,519       2,048,708,894
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed (overdistributed)
   net investment income of $2,266,855 and $(495,558), respectively)              $2,023,485,123      $2,093,082,519
----------------------------------------------------------------------------------------------------------------------



See notes to financial statements.

28



STATEMENT OF CHANGES IN NET ASSETS  (continued)

                                                                                    (UNAUDITED)
                                                                                    SIX MONTHS
                                                                                       ENDED             YEAR ENDED
                                                                                      MAY 31,           NOVEMBER 30,
                                                                                       2002                 2001
----------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                       5,805,782          24,176,144
   Issued in connection with mergers                                                          --           8,392,717
   Issued for distributions reinvested                                                 2,007,072           4,141,424
   Redemptions                                                                        (9,864,766)        (33,083,964)
----------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease)                                                          (2,051,912)          3,626,321
----------------------------------------------------------------------------------------------------------------------
Class B:
   Subscriptions                                                                         289,236             920,308
   Issued in connection with mergers                                                          --           4,043,953
   Issued for distributions reinvested                                                    86,489             299,187
   Redemptions                                                                        (3,233,691)         (9,853,549)
----------------------------------------------------------------------------------------------------------------------
     Net Decrease                                                                     (2,857,966)         (4,590,101)
----------------------------------------------------------------------------------------------------------------------
Class C:
   Subscriptions                                                                         535,166             418,449
   Issued in connection with mergers                                                          --             112,114
   Issued for distributions reinvested                                                    11,909              19,073
   Redemptions                                                                          (399,711)           (303,152)
----------------------------------------------------------------------------------------------------------------------
     Net Increase                                                                        147,364             246,484
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Tax-Exempt Fund (the "Fund"), is a series of Liberty Funds Trust IV, a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and opportunities from long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

On January 26, 2001, Liberty Oregon Tax-Free Fund, Liberty Florida Tax-Exempt Fund, Liberty Minnesota Tax-Exempt Fund, Liberty Michigan Tax-Exempt Fund and Liberty North Carolina Tax-Exempt Fund (the "merged funds") merged into the Liberty Tax-Exempt Fund. The transfer of assets was as follows:

                              Mutual Fund
                     Shares   Net Assets   Unrealized
Fund Name            Issued    Received  Appreciation(1)
 --------------     --------- ----------- -------------
Liberty Oregon
  Tax-Free Fund      1,213,319 $ 15,870,212 $  459,159
Liberty Florida
  Tax-Exempt Fund    3,210,990   41,999,754  1,710,208
Liberty Minnesota
  Tax-Exempt Fund    2,930,996   38,337,426  1,681,118
Liberty Michigan
  Tax-Exempt Fund    2,967,871   38,819,753  2,281,505
Liberty North
  Carolina Tax-
  Exempt Fund        2,225,608   29,110,954  1,331,047
                     ---------  ----------- ----------
                    12,548,784 $164,138,099 $ 7,463,037
                     ---------  ----------- ----------

(1) Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.

                     Net Assets of     Net Assets of
   Net Assets of   the Merged Funds      the Fund
  the Fund Prior   Immediately Prior    Immediately
  to Combination    to Combination   After Combination
------------------------------------------------------
  $2,054,921,067     $164,138,099     $2,219,059,166

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

May 31, 2002 (Unaudited)

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At November 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                                        Capital Loss
   Year of Expiration                   Carryforward
   ------------------                   ------------
          2007                           $21,915,752
          2008                            15,789,577
                                         -----------
                                         $37,705,329
                                         -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets, but resulted in a $1,351,779 increase in cost of securities and a corresponding $1,351,779 decrease in net unrealized appreciation, based on securities held by the Fund on December 1, 2001.

The effect of this change for the six months ended May 31, 2002 was to increase net investment income by $279,636, decrease net unrealized appreciation by $181,523 and increase net realized loss by $98,113. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the combined average daily net assets of the Fund, Liberty Tax-Exempt Insured Fund and Liberty High Yield Municipal Fund as follows:

                                              Annual
Average Daily Net Assets                     Fee Rate
------------------------                     --------
First $1 billion                               0.60%
Next $2 billion                                0.55%
Next $1 billion                                0.50%
Over $4 billion                                0.45%

The fees payable by the Fund are subject to a reduction of 0.04% annually of the Fund's average daily net assets. The fees are further reduced by 0.05% annually on the Fund's average daily net assets over $2 billion. The fees are subject to a voluntary waiver by the Advisor of 0.03% annually of the Fund's average daily net assets.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

May 31, 2002 (Unaudited)

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. During the six months ended May 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $49,569 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $19,998, $74,270 and $1,366 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets. The Fund has an agreement with its custodian bank under which $6,409 of custody fees were reduced by balance credits applied for the six months ended May 31, 2002.

The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended May 31, 2002, purchases and sales of investments, other than short-term obligations, were $191,015,202 and $261,139,731, respectively.

Unrealized appreciation (depreciation) at May 31, 2002, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation        $104,942,454
    Gross unrealized depreciation         (49,501,903)
                                          ----------
      Net unrealized appreciation        $ 55,440,551
                                          ----------

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the

May 31, 2002 (Unaudited)

underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at May 31, 2002.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended May 31, 2002, the Fund had no borrowings under this agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

For the six months ended May 31, 2002, the Fund used AlphaTrade, Inc. and Fleet Securities, Inc., affiliates of the Advisor, as brokers. Total commissions paid to AlphaTrade, Inc. and Fleet Securities, Inc. during the period were $525,446 and $10,000, respectively.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                        (UNAUDITED)
                                        SIX MONTHS
                                             ENDED
                                            MAY 31,                       YEAR ENDED NOVEMBER 30,
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                              2002          2001         2000          1999        1998         1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $   13.13    $   12.80     $   12.67    $   14.11    $   13.75    $   13.55
------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.33(a)(b)   0.67(a)       0.69(c)      0.68         0.71         0.74
Net realized and unrealized gain (loss)
   on investments and futures contracts         (0.05)(b)     0.32          0.12        (1.20)        0.39         0.20
------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations            0.28         0.99          0.81        (0.52)        1.10         0.94
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.32)       (0.66)        (0.68)       (0.67)       (0.72)       (0.74)
In excess of net investment income                 --           --            --        (0.02)       (0.02)          --
From net realized gains                            --           --            --        (0.18)          --           --
In excess of net realized gains                    --           --            --        (0.05)          --           --
------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                            (0.32)       (0.66)        (0.68)       (0.92)       (0.74)       (0.74)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                            $   13.09    $   13.13     $   12.80    $   12.67    $   14.11    $   13.75
------------------------------------------------------------------------------------------------------------------------
Total return (d)                               2.20%(e)     7.80%(f)     6.67%       (3.87)%       8.22%        7.16%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Operating expenses (g)                         0.96%(h)      0.98%        1.00%        0.99%        0.95%        0.98%
Interest expense                                 --%          --%           --%          --%          --%(i)       --%
Expenses (g)                                   0.96%(h)      0.98%        1.00%        0.99%        0.95%        0.98%
Net investment income (g)                      5.17%(b)(h)   5.07%        5.50%        5.09%        5.08%        5.45%
Waiver/reimbursement                             --%         0.01%          --%          --%          --%          --%
Portfolio turnover rate                          10%(e)        15%          15%          37%          26%          39%
Net assets, end of period (000's)        $1,922,120    $1,955,802   $1,859,311   $2,033,762   $2,470,396   $2,551,277

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective December 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 5.13% to 5.17%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charges or contingent deferred sales charge.
(e)  Not annualized.
(f) Had the Advisor not waived a portion of its expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact, excluding the year ended
     November 30, 1999, which had an impact of 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.




34


FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period is as follows:

                                       (UNAUDITED)
                                        SIX MONTHS
                                             ENDED
                                            MAY 31,                      YEAR ENDED NOVEMBER 30,
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                              2002          2001         2000          1999        1998         1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $   13.13    $   12.80     $   12.67    $   14.11    $   13.75    $   13.55
------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.28(a)(b)   0.57(a)       0.60(c)      0.58         0.61         0.64
Net realized and unrealized gain (loss)
   on investments and futures contracts         (0.04)(b)     0.32          0.12        (1.20)        0.39         0.20
------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations            0.24         0.89          0.72        (0.62)        1.00         0.84
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.28)       (0.56)        (0.59)       (0.58)       (0.62)       (0.64)
In excess of net investment income                 --           --            --        (0.01)       (0.02)          --
From net realized gains                            --           --            --        (0.18)          --           --
In excess of net realized gains                    --           --            --        (0.05)          --           --
------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                            (0.28)       (0.56)        (0.59)       (0.82)       (0.64)       (0.64)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                            $   13.09    $   13.13     $   12.80    $   12.67    $   14.11    $   13.75
------------------------------------------------------------------------------------------------------------------------
Total return (d)                                 1.82%(e)     7.02%(f)      5.88%       (4.59)%       7.40%        6.37%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

Operating expenses (g)                           1.71%(h)      1.73%        1.75%        1.74%        1.70%        1.73%
Interest expense                                   --%           --%          --%          --%          --%(i)       --%
Expenses (g)                                     1.71%(h)      1.73%        1.75%        1.74%        1.70%        1.73%
Net investment income (g)                        4.42%(b)(h)   4.31%        4.75%        4.34%        4.33%        4.70%
Waiver/reimbursement                               --%         0.01%          --%          --%          --%          --%
Portfolio turnover rate                            10%(e)        15%          15%          37%          26%          39%
Net assets, end of period (000's)             $90,994      $128,813     $184,298     $279,285     $353,782     $379,567

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective December 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 4.38% to 4.42%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) Had the Advisor not waived a portion of its expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact, excluding the year ended
     November 30, 1999, which had an impact of 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.




35



FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period is as follows:

                                     (UNAUDITED)
                                      SIX MONTHS
                                           ENDED
                                          MAY 31,                           YEAR ENDED NOVEMBER 30,
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                            2002            2001         2000          1999        1998        1997(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $   13.13      $   12.80     $   12.67    $   14.11    $   13.75    $   13.86
------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.29(b)(c)     0.61(b)       0.62(d)      0.60         0.63         0.22
Net realized and unrealized gain (loss)
   on investments and futures contracts       (0.04)(c)       0.30          0.12        (1.20)        0.39        (0.12)(e)
------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations          0.25           0.91          0.74        (0.60)        1.02         0.10
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.29)         (0.58)        (0.61)       (0.60)       (0.64)       (0.21)
In excess of net investment income            --             --            --           (0.01)       (0.02)       --
From net realized gains                       --             --            --           (0.18)       --           --
In excess of net realized gains               --             --            --           (0.05)       --           --
------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                          (0.29)         (0.58)        (0.61)       (0.84)       (0.66)       (0.21)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                          $   13.09      $   13.13     $   12.80    $   12.67    $   14.11    $   13.75
------------------------------------------------------------------------------------------------------------------------
Total return (f)                               1.90%(g)(h)    7.18%(h)      6.01%(h)    (4.45)%(h)    7.56%(h)     0.77%(g)
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Operating expenses (i)                         1.56%(j)       1.58%         1.60%        1.59%        1.55%        1.59%(j)
Interest expense                                 --%            --%           --%          --%          --%(k)       --%
Expenses (i)                                   1.56%(j)       1.58%         1.60%        1.59%        1.55%        1.59%(j)
Net investment income (i)                      4.57%(c)(j)    4.47%         4.90%        4.49%        4.48%        4.76%(j)
Waiver/reimbursement                           0.15%(j)       0.16%         0.15%        0.15%        0.15%          --%
Portfolio turnover rate                          10%(g)         15%           15%          37%          26%          39%(g)
Net assets, end of period (000's)          $ 10,370        $ 8,468       $ 5,100      $ 4,610      $ 1,498        $  --(l)

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Effective December 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 4.53% to 4.57%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)  Not annualized.
(h) Had the Advisor or Distributor not waived a portion of expenses, total return would have been reduced.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact, excluding the year ended
     November 30, 1999, which had an impact of 0.01%.
(j)  Annualized.
(k)  Rounds to less than 0.01%.
(l)  Rounds to less than one thousand.

Transfer Agent

Important Information About This Report
The Transfer Agent for Liberty Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081
Please make a note of our new mailing address, effective immediately.

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the funds, and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Tax-Exempt Fund

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Tax-Exempt Fund  Semiannual Report, May 31, 2002

[LOGO]:
LIBERTYFUNDS
A Member of Columbia Management Group

(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


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753-03/956J-0502 (07/02) 02/1215